SEMI-ANNUAL
REPORT




[LOGO]
RSI RETIREMENT TRUST

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND


1999

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064

TABLE OF CONTENTS
------------------------------------------------------

President's Message......................................................          1
Investment Review........................................................          2
Combined Financial Statements............................................         10
    Financial Statements of Investment Funds.............................         12
    Core Equity Fund.....................................................         12
    Value Equity Fund....................................................         16
    Emerging Growth Equity Fund..........................................         20
    International Equity Fund............................................         24
    Actively Managed Bond Fund...........................................         28
    Intermediate-Term Bond Fund..........................................         35
    Short-Term Investment Fund...........................................         41
Notes to Financial Statements............................................         45
Officers, Consultants, Investment Managers,
  Custodians, Distributor, Transfer Agent................................         63
Board of Trustees........................................................         64

[LOGO]
   is a registered trademark of Retirement System Group Inc.
This Semi-Annual Report is unaudited.

PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 The period covered by this report--the six-months ended March 31, 1999--was a very positive time for the economy in general, and for RSI Retirement Trust in particular. The conditions that have prevailed for the past several years--moderate to strong economic growth, low inflation rates, favorable interest rates and substantial cash inflow by mutual fund investors--persisted, propelling the United States stock market to record highs. The bond markets, however, reflected lackluster results for the fiscal half year.

                     During this period, the Trust's funds turned in solid
                 performances, with six of the seven funds exceeding their respective benchmarks, which are published by Lipper, Inc. In fact, three of the four equity funds outperformed their Lipper benchmarks by more than six percentage points. Perhaps even more importantly, during the longer time period of 15 years, the returns of five of the seven funds outperformed their Lipper benchmarks. This is especially noteworthy when considering that the Trust holds retirement plan and IRA assets exclusively, assets that we believe should be invested without taking undue risks.

                     The portfolio managers of the various Trust funds never
                 lose sight of the fact that, while there are stringent guidelines that must be followed, there are also high standards for each fund's investment performance. During the first quarter of 1999, we took action on two funds that were not meeting our expectations. On February 8, 1999, the Board of Trustees removed Friess Associates, Inc., as a manager of the Emerging Growth Equity Fund. Retirement System Investors Inc. was appointed to manage a portion of the Fund's assets, with the remainder of the assets given to the other Emerging Growth Equity Fund manager, HLM Management Company, Inc. The portfolio manager of the International Equity Fund was also changed by the Board. Effective March 1, 1999, the Bank of Ireland Asset Management (U.S.) Limited was named manager, replacing Morgan Grenfell Investment Services Limited. We expect these changes will have positive results on the investment performances of both funds.

                     On behalf of the Board of Trustees, I would like to thank
                 our unitholders for choosing RSI Retirement Trust to help meet your retirement savings goals.

                                               Sincerely,

                                                        [SIG]
                                               William Dannecker
                                               President and Trustee
                                               May 12, 1999

INVESTMENT REVIEW
                 EQUITY FUNDS

                 The first quarter of fiscal year 1999 started in a most depressing way. For the first eight days of October, all major domestic equity indices were down, ranging from -4.2% for the Russell 1000 Value Index to -18.5% for the Russell 2000 Growth Index. For this period, the Standard & Poor's 500 Index ("S&P 500") declined 5.7%, the Russell 2000 Index (a blend of both growth and value small cap stocks) dropped 14.7% and the NASDAQ OTC Composite Index was down 16.2%. Non-U.S. stocks (as measured by the MSCI EAFE Index -- EAFE) were down less severely for this specific period at -2.2%. Subsequent to October 8th, through the quarter ended December 31, 1998, all the equity indices recovered dramatically. The most pronounced turnarounds were reflected by the NASDAQ OTC Composite, up 54.5%, and the Russell 2000 Growth Index, up 51.6%, followed by the Russell 1000 Growth Index, up 39.0%. In addition, the Russell 2000 Index rose 36.3%, the S&P 500 was up 28.6% and the Russell Value 1000 Index returned 21.7%. The turnaround was likewise impressive for non-U.S. stocks, with EAFE up 23.4% for this period.

                     Despite the initial shortfall, growth stocks (small, medium and large cap issues) rebounded nicely and reflected strong double digit returns for the quarter: the NASDAQ OTC Composite Index rose 29.5%; the Russell 1000 Growth Index returned 26.7%; and the Russell 2000 Growth Index was up 23.6%. In addition, the S&P 500 finished the quarter very strong, at +21.3%, followed by the Dow Jones Industrial Average (DJIA) at +17.5%, the Russell 1000 Value Index at +16.6%, and the Russell 2000 Index at +16.3%. The Russell 2000 Value Index (small cap value stocks), at +9.1%, was the laggard. EAFE, the proxy for non-U.S. stocks, rebounded strongly with a return 20.7% for the quarter. Foreign markets in general recovered strongly as interest rates fell during the quarter. Japan, the third largest equity market (after the U.S. and the United Kingdom) returned 26.9% in U.S. dollar terms, which was primarily due to the rise in value of the yen vis-a-vis the U.S. dollar and other major currencies.

                     For the second three months of fiscal year 1999, the
                 markets started off strong, struggled in February, and then picked up momentum in March. (After a very strong upward movement in April, the equity markets, in general, have leveled off so far in May.) However, investor sentiment is shifting to embrace sectors and stocks previously left behind (e.g., cyclical and small cap stocks). For the most part, during this period, large cap growth stocks continued to be in favor while large cap value stocks lagged, along with small cap growth and value stocks. The Russell 1000 Growth Index (representing large cap growth stocks) rose 6.4% for the period, followed by the S&P 500, at 5.0%, while the Russell 1000 Value Index (representing large cap value stocks) was up moderately, at 1.4%. Small cap growth stocks (represented by the Russell 2000 Growth Index) declined 1.7%. Small cap value stocks, as measured by the Russell 2000 Value Index, continued to disappoint, at -9.7% for the recent quarter. Non-U.S. stocks were down for most of the quarter before coming on strongly in March, with EAFE up 4.2% for the month and 1.4% for the quarter. In general, lack of growth in Europe and the Far East has impacted the markets, but most markets did respond strongly in March with solid gains in Japan

                 (benefiting from overseas buying), the U.K. (bolstered by a significant uptick in economic activity and consumer confidence). In addition, the European markets, although mixed, reflected positive results for the EEC countries.

                     Overall, the six months ended March 31, 1999, was a period that reflected unique double digit returns, with the NASDAQ OTC Composite Index up over 45%, followed by the Russell 1000 Growth Index at 34.8%, the S&P 500 at 27.3%, EAFE at 22.3%, and the Russell 2000 Growth Index at 21.6%. For the fiscal half year, large cap value stocks lagged growth stocks and small cap value stocks were totally out-of-favor, with the Russell 2000 Value Index down 1.5%.

                     As noted at this time last year, the U.S. continues to
                 experience moderate to strong economic growth, low inflation rates, favorable interest rates, strong corporate stock repurchases, increased merger activity and cash inflow by mutual fund investors. These factors continue to propel the stock market, a condition that has persisted for the past four plus years. Thus far in fiscal 1999, this trend has been even more pronounced.

                     Economic growth (Gross Domestic Product, or "GDP") was
                 strong, growing at an annualized rate of 6.0% for the fourth quarter 1998 (versus 3.7% for the fourth quarter, 1997). The momentum, although not as strong as the fourth quarter, continued into the first quarter of 1999, with GDP rising 4.5%, annualized.

                     Although U.S. stock markets continued to advance in April, there are some troubling concerns abroad: the conflict in Kosovo and surrounding areas continues to increase with the possible introduction of combat troops to defeat the Serb forces; the picture in Russia becomes bleaker by the day; China/U.S. relations continue to present some problems both here and abroad, especially with the failure of China to gain acceptance in the World Trade Organization for now; a generally weakening European economy; the uncertainty as to whether Japan has the ability to stimulate internal economic growth; some issues persist with Iraq; and the peace process with Palestine and Israel remains uncertain. How this will all play out is difficult to assess at this time.

                     For the six months ended March 31, 1999 (as had been the
                 case for the six months ended March 31, 1998 and March 31,
                 1997), the Trust's large cap equity funds (Core and Value) turned in very strong double digit results. The Emerging Growth Equity Fund also rebounded significantly for the period, up 20.35% (versus being down 3.67% for the six months ended March 31, 1998); and the International Equity Fund, thanks to the upper teens performance for the fourth quarter, 1998 (+16.86%), finished the recent six month period up 16.95% (versus 2.37% for the same period last year).

                 CORE EQUITY FUND

                 The Core Equity Fund posted a 26.92% return for the six months ended March 31, 1999, compared to the 19.87% return of the Lipper Growth and Income Funds Average, its performance benchmark. For the one-year period ended March 31, 1999, the Core Fund returned 15.36%, nearly ten percentage points higher than the 5.47% return of its Lipper benchmark. With a 25.34% annual return for the three years ended March 31, 1999, the Fund significantly outperformed its benchmark's return of 19.49%. For the five-, ten- and 15-year periods ended March 31, 1999, Core achieved annualized returns that appreciably outperformed the benchmark returns and achieved percentile rankings of the top 9% (26th out of 321 funds), top 18% (26th out of 150 funds), and the top 10% (9th out of 90 funds), respectively, in the Lipper Growth & Income Funds grouping for these three periods.

                     The Core Equity Fund's 15-year annualized return of 17.41%
                 was achieved while taking less risk (as measured by standard deviation) than the overall market, as represented by the S&P
                 500. The standard deviation of return for the Fund was 14.48 versus 14.79 for the index over this period.

                 VALUE EQUITY FUND

                 The Value Equity Fund posted a 26.07% return for the fiscal year-to-date, ended March 31, 1999, compared to the 19.87% return of its performance benchmark, the Lipper Growth & Income Funds Average. For the one-year period ended March 31, 1999, the Value Equity returned 10.14%, outperforming the Lipper benchmark return of 5.47% by an impressive margin. For the three and five years ended March 31, 1999, the Fund achieved annualized returns of 24.41% and 22.73%, respectively, and ranked in the top 19% (93rd out of 499 growth and income funds) and 20% of its Lipper benchmark grouping (62nd out of 321 funds).

                     Retirement System Investors Inc. commenced managing the
                 Value Equity Fund on April 1, 1995, or four years ended March 31, 1999. For this period, the Fund achieved an annualized return of 25.62% and exceeded the Lipper Growth & Income Funds Average by 386 basis points per year, and ranked in the top 19% of its Lipper benchmark grouping (78th out of 413 funds). For the longer time periods, this Fund underperformed versus its Lipper benchmark.

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund returned 20.35% for the six months ended March 31, 1999, significantly outperforming its benchmark, the Lipper Small Cap Funds Average, which returned 12.00%. For the trailing one- and three-year periods ended March 31, 1999, the Fund underperformed its Lipper benchmark with returns of -18.80% and 4.26%, annualized, versus -15.48% and 8.03%, annualized. The Fund reflected an annualized return of 13.86% for the five-year period ended March 31, 1999 and outperformed its Lipper benchmark, which returned 12.11%, annualized. For the 10 and 15 years ended March 31, 1999, the Emerging Growth Equity Fund achieved annual returns of 14.32% and 14.05%, respectively, and outperformed the Lipper benchmark returns of 13.60%, annualized, and 12.86%, annualized, for these two periods. For the 15-year period, the Fund ranked in the top 28% of the Lipper Small Company Growth Funds grouping (7th out of 25 funds).

                     It should be noted that the manager structure of the
                 Emerging Growth Equity Fund was changed, effective February 8, 1999, with the removal of Friess Associates,

                 Inc. (Friess). Retirement System Investors Inc. was appointed to manage $10 million of the Fund's assets, with the remainder of the assets formerly managed by Friess given to the other Fund manager, HLM Management Company, Inc.

                 INTERNATIONAL EQUITY FUND

                 The International Equity Fund's return for the six-month period ended March 31, 1999 was 16.95%, while the Lipper International Equity Funds Average, the Fund's performance benchmark, returned 18.22%. For the one-year period ended March 31, 1999, the Fund returned 1.61%, and outperformed its Lipper benchmark, which returned 0.02%. However, for the three, five and ten years ended March 31, 1999, the Fund trailed the Lipper International Funds Average returns for each of these periods. Since inception (14 years and 11 months ended March 31, 1999), the Fund also underperformed versus its Lipper benchmark, 11.91%, annualized, versus 12.88%, annualized. [A manager change was made, effective March 1, 1999, with the appointment of the Bank of Ireland Asset Management (U.S.) Limited to manage the Fund, replacing Morgan Grenfell Investment Services Limited (MGIS). MGIS was a portfolio manager of the International Equity Fund from inception, May 1, 1984, through February 28, 1999.]

                     It is important to note that while the International Equity
                 Fund's annualized 10-year return of 6.71% trailed the Lipper International Equity Fund Average, it was achieved with appreciably less risk (as measured by standard deviation) than the market, as measured by the MSCI EAFE Index. The standard deviation of return for the Fund was 13.91 versus 17.08 for the index over this time period.

                 FIXED-INCOME FUNDS

                 In the fourth quarter of 1998, inflation, as measured by the Consumer Price Index (CPI, i.e., Urban Consumers seasonally adjusted data, as reported by the U.S. Labor Department) was a non-factor, up only 0.2% for the quarter. It was a period when interest rates across the yield curve were rising. Volatility was also present in the markets, and spreads that had previously widened sharply between Treasuries and other bond sectors (more than 50 to 100 basis points over normal levels) showed some improvement, especially between better quality mortgages, agencies, corporates and Treasuries.

                     Just prior to the start of fiscal year 1999, the Federal
                 Reserve, at its September 29th meeting, reduced the Fed Funds rate to 5.25% from 5.50%. The Fed further cut the Funds rate to 5.00% in October and to 4.75% in November. The Fed similarly lowered the discount rate to its current 4.50%. For the first cut, the Federal Reserve cited the dampening effect of a global slowdown on the U.S. economy, and for the additional cuts it cited unsettling credit market conditions.

                     Positives in the fixed-income outlook during the period, in addition to low inflation, included relatively high real interest rates, lower commodity prices and low foreign yields, which increased the attractiveness of U.S. bonds. For the longer-term portion of the yield curve, fixed-income total returns (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, reflected a nominal return of 0.34% for the quarter. For the short- to intermediate-term securities (represented by the Lehman Brothers Government-Intermediate Bond Index), the total quarterly return rose 0.25%; cash equivalent-type investments (the 90-Day Treasury Bills) returned 1.06% for this period.

                     During the first quarter of 1999, interest rates backed up strongly in February and then showed some improvement in March, after being flat in December and January. The intermediate sector of the curve, most responsive to perceived Federal Reserve Monetary policy, increased about one percentage point from its low of 4.20% in early October. Two-year Treasury notes ended March at 4.98% versus 4.56% at December 31, 1998. The five-year Treasury was 5.10% at March 31, 1999 versus a high of 5.22% at the end of February and 4.54% at year end 1998. The ten-year Treasury peaked in February at 5.28%, lowering modestly to 5.23% at March 31, but 57 basis points higher than the 4.66% rate at December 31, 1998. The 30-year bond ended the quarter at 5.62% versus 5.10% in December and 4.97% at the end of September, 1998. Federal Reserve monetary policy has shifted to a neutral stance from one of easing, and interest rates have moved higher to a more normal relationship above the 4.75% Fed Funds rate.

                     For the recent quarter, the CPI rose to 0.7%, but it
                 remains a non-issue. As a result of the interest rate movement that prevailed during the first quarter of 1999, coupled with modest results achieved during the last quarter of 1998, the bond markets reflected lackluster results for the fiscal half-year ending March 31, 1999. The Lehman Brothers Aggregate Bond Index returned -0.17% (-0.51% for the recent quarter), and the Lehman Brothers Government-Intermediate Bond Index was about break-even at -0.02% (-0.27% for the latest quarter). Cash equivalent-type securities (90-Day U.S. Treasury Bills) returned 1.09% for the recent quarter and 2.16% for the six months ended March 31, 1999.

                 INTERMEDIATE-TERM BOND FUND

                 For the six-month period ended March 31, 1999, the Intermediate-Term Bond Fund returned 1.06%, compared to the 0.33% return of its benchmark, the Lipper Short-Intermediate (one- to five-year maturity) U.S. Government Funds Average. Over every longer term period, as well, this Fund outperformed its Lipper benchmark. For the five-year period ended March 31, 1999, it returned 6.22% per year, compared to the 5.78% annual return of its benchmark. For the 15 years ended March 31, 1999, the Fund, at an annualized return of 8.85%, outperformed its benchmark's return of 8.50%.

                     The Intermediate-Term Bond Fund continues to emphasize
                 quality of holdings, with over 87% in U.S. Government and other AAA-rated securities. At March 31, 1999, the average maturity and average duration of all portfolio holdings was 4.1 years and 3.1 years, respectively, versus 5.0 years and 3.8 years, respectively, at the start of fiscal year 1999.

                 ACTIVELY MANAGED BOND FUND

                 The Actively Managed Bond Fund outperformed its benchmark, the Lipper U.S. Government Bond Funds Average, for every period ended March 31, 1999. For the fiscal year-to-date, the Fund returned 0.80% versus -1.62% for the Lipper benchmark. For the one-year period ended March 31, 1999, the fund returned 7.49%, compared to the 5.29% return of the benchmark. This placed the fund in the top 2% (3rd out of 183 funds) of its Lipper grouping. With an annualized return of 8.06% for the three years ended March 31, 1999, the Fund ranked in the top 7% of its Lipper grouping (9th out of 147 funds). For the five-year period ended March 31, 1999, the Fund outpaced the benchmark return of 6.57%, annualized, by 97 basis points per year, with an annualized return of 7.54%. The Fund's annualized return was 9.64% for the 15 years ended March 31, 1999, while the Lipper benchmark was 8.86% per year. For the period, the Fund was the top performer (1st out of 7 funds) in its Lipper grouping.

                     The Fund continues to emphasize quality of holdings, with
                 more than 96% in U.S. Government and other AAA-rated securities. At March 31, 1999, the average maturity and average duration of portfolio holdings was 8.8 years and 6.1 years, respectively, compared to 9.4 years and 6.5 years, respectively, at the start of fiscal year 1999.

                 SHORT-TERM INVESTMENT FUND

                 For the six months ended March 31, 1999, the Short-Term Investment Fund posted a return of 2.29%, versus the 2.20% return of the Lipper Retail Money Funds Average (a representative benchmark). The Fund achieved a 4.80% annual return for the five-year period ended March 31, 1999, comparable to the 4.85% return of the Lipper benchmark. For the 15 years ended March 31, 1999, the Fund produced an annual return of 6.03%, exceeding the Lipper benchmark's annualized return of 5.88%.

                     The Short-Term Investment Fund continues to emphasize
                 quality of holdings, with 98.7% in U.S. Government securities, 1.0% in A1/P1 or higher rated commercial paper and 0.3% in A-rated issues. The average portfolio maturity was 179 days at March 31, 1999, compared to 164 days as of September 30, 1998.

                                          EQUITY FUNDS
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 1999

                 ---------------------------------------------------------------

                                                                 Annualized
                                              ------------------------------------------------
                      6 Months      1 Year     3 Years     5 Years     10 Years     15 Years
                    ------------  ----------  ----------  ----------  -----------  -----------
CORE EQUITY FUND         26.92%       15.36%      25.34%      24.33%       17.37%       17.41%
VALUE EQUITY FUND        26.07        10.14       24.41       22.73        14.41        13.80
Lipper Growth &
 Income Funds
 Average2                19.87         5.47       19.49       19.53        14.92        14.88
EMERGING GROWTH
 EQUITY FUND             20.35       (18.80)       4.26       13.86        14.32        14.05
Lipper Small
 Company Growth
 Funds Average2          12.00       (15.48)       8.03       12.11        13.60        12.86
INTERNATIONAL
 EQUITY FUND3            16.95         1.61        6.83        7.74         6.71        11.91*
Lipper
 International
 Equity Funds
 Average3                18.22         0.02        8.94        7.94         8.81        12.88*

                 1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2. Lipper Analytical Services (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 3. The International Equity Fund was started on May 1, 1984. The inception date for all other funds was January 1, 1983, or 16 1/4 years for the period ended March 31, 1999.
                 * Covers period since inception: May 1, 1984 - March 31, 1999, or 14 11/12 years.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS*
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 1999

                 ---------------------------------------------------------------

                                                                      Annualized
                                                 ----------------------------------------------------
                         6 Months      1 Year      3 Years      5 Years      10 Years      15 Years
                       ------------  ----------  -----------  -----------  ------------  ------------
ACTIVELY MANAGED BOND
 FUND                        0.80%        7.49%        8.06%        7.54%        8.71%         9.64%
Lipper U.S.
 Government Bond
 Funds Average2             (1.62)        5.29         6.66         6.57         7.96          8.86
INTERMEDIATE-TERM
 BOND FUND                   1.06         5.77         6.36         6.22         7.64          8.85
Lipper Short-
 Intermediate
 (1 to 5 year
 maturity) U.S.
 Government Funds
 Average2                    0.33         5.33         5.92         5.78         7.38          8.50
SHORT-TERM INVESTMENT
 FUND                        2.29         4.92         4.88         4.80         5.05          6.03
Lipper Retail Money
 Funds Average2              2.20         4.70         4.82         4.85         5.11          5.88

                 * The inception date for all fixed-income funds was January 1, 1983, or 16 1/4 years for the period ended March 31, 1999.

                 1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2. Lipper Analytical Services (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities     March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $484,275,602)--Note 2(A)                                 $647,088,755
  Cash                                                          845,846
  Receivable for investments sold                             1,803,919
  Receivable for units sold                                     498,428
  Dividends and interest receivable                           1,959,474
  Collateral for securities loaned, at fair
  value (Note 4)                                              6,589,084
  Net gain on forward foreign currency
  contracts                                                      11,538
  Other assets                                                   85,246
                                                           ------------
                                                            658,882,290
LIABILITIES:
  Payable for fund investments purchased       $3,285,515
  Payable upon return of securities loaned
  (Note 4)                                      6,589,084
  Options written at value, (premiums
  received $57,023)                                68,437
  Payable for units redeemed                      127,113
  Payable to investment managers                  248,053
  Accrued expenses                                509,801    10,828,003
                                               ----------  ------------
NET ASSETS--See Note 5                                     $648,054,287
                                                           ------------
                                                           ------------

                 Combined Statement of Operations Six Months Ended March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                   $ 8,640,503
    Dividends                                    2,136,670
                                               -----------
       Total Income                                         $ 10,777,173
  Expenses:
    Investment manager's fees--Note 3(A)         1,529,806
    Shareholder servicing fees and expenses
    Note 3(B)                                    1,354,027
    Custodian fees                                 147,261
    Legal and auditing fees                         82,797
    Consultant fees                                 47,583
    Trustees' fees and expenses--Note 3(C)         124,226
    Printing and Postage                            45,964
    Pricing fees                                    42,013
    Insurance                                       48,447
    Other                                          107,155
                                               -----------
       Total Expenses                            3,529,279
       Less fees paid indirectly--Note 4           (15,000)
       Less expense reimbursement--Note 3(A)       (64,165)
       Net Expenses                                            3,450,114
                                                            ------------
INVESTMENT INCOME--NET                                         7,327,059
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  STOCK OPTIONS, AND FOREIGN CURRENCIES--Note
  4:
  Net realized gain (loss) on:
    Investments                                 26,538,668
    Options written                                  6,939
    Foreign currency transactions                 (706,089)
                                               -----------
                                                25,839,518
                                               -----------
  Unrealized appreciation (depreciation) on:
    Investments                                 48,710,688
    Options written                                (11,414)
    Foreign currency translations of other
    assets                                           2,244
                                               -----------
                                                48,701,518
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS, OPTIONS AND FOREIGN
  CURRENCIES--Note 4:                                         74,541,036
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $ 81,868,095
                                                            ------------
                                                            ------------

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                    Six Months        Year
                                                                       Ended          Ended
                                                                      3/31/99        9/30/98
                                                                    (Unaudited)     (Audited)
                                                                   -------------  -------------
OPERATIONS:
  Investment income--net                                           $   7,327,059  $  15,336,152
  Net realized gain                                                   25,839,518     52,428,272
  Net unrealized appreciation                                         48,701,518    (72,680,619)
                                                                   -------------  -------------
  Net increase (decrease) in net assets resulting from operations     81,868,095     (4,916,195)
                                                                   -------------  -------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                 90,604,458    150,412,586
  Value of units redeemed                                           (108,542,999)  (203,447,714)
                                                                   -------------  -------------
  Net (decrease) in net assets resulting from capital
  transactions                                                       (17,938,541)   (53,035,128)
                                                                   -------------  -------------
  Net increase (decrease)                                             63,929,554    (57,951,323)
NET ASSETS at beginning of year                                      584,124,733    642,076,056
                                                                   -------------  -------------
NET ASSETS at end of period                                        $ 648,054,287  $ 584,124,733
                                                                   -------------  -------------
                                                                   -------------  -------------

                   See Notes to Financial Statements

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
             CORE EQUITY FUND
                 Statement of Investments
                 March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------
          COMMON STOCKS        99.7%
           AEROSPACE AND DEFENSE        4.3%
   151,000 AlliedSignal Inc.                   $  7,427,312
    34,600 Lockheed Martin Corp.                  1,303,987
                                               ------------
                                                  8,731,299
                                               ------------
           BANKING                      8.3%
    58,577 BankAmerica Corp.                      4,137,001
    65,576 Chase Manhattan Corp.                  5,332,148
   105,250 Citigroup Inc.                         6,722,844
    16,000 Washington Mutual Inc.                   654,000
                                               ------------
                                                 16,845,993
                                               ------------
           BUILDING PRODUCTS            3.7%
    91,500 Armstrong World
             Industries Inc.                      4,134,656
    22,000 Martin Marietta Materials
             Inc.                                 1,255,375
    39,000 Southdown, Inc.                        2,093,813
                                               ------------
                                                  7,483,844
                                               ------------
           CHEMICALS                    2.3%
    82,100 E.I. Du Pont De Nemours &
             Company                              4,766,931
                                               ------------
           COMPUTER SYSTEMS            11.9%
   113,800 EMC Corp.*                            14,537,950
    52,700 Hewlett-Packard Corp.                  3,573,719
    34,500 International Business
             Machines Corp.                       6,115,125
                                               ------------
                                                 24,226,794
                                               ------------
           DRUG AND HEALTH CARE        10.5%
   133,900 Johnson & Johnson                     12,544,756
   106,000 Merck & Company, Inc.                  8,499,875
    23,900 Twinlab Corp.*                           221,075
                                               ------------
                                                 21,265,706
                                               ------------
           ELECTRONICS & ELECTRICAL    11.4%
    57,150 Cisco Systems, Inc.*                   6,261,497
     1,500 Dallas Semiconductor
             Corp.                                   57,938
   115,800 Emerson Electric Co.                   6,130,162
    90,400 Intel Corp.                           10,746,300
                                               ------------
                                                 23,195,897
                                               ------------

  Shares                                          Value
-----------                                    ------------
           ENERGY                      11.5%
    50,153 B P Amoco PLC--Spons ADR            $  5,062,318
   114,400 Halliburton Co.                        4,404,400
   144,600 Royal Dutch Petroleum Co.              7,519,200
   113,800 Texaco Inc.                            6,458,150
                                               ------------
                                                 23,444,068
                                               ------------
           FINANCIAL SERVICES           5.0%
   145,800 Fannie Mae                            10,096,650
                                               ------------
           HOUSEHOLD PRODUCTS           0.5%
    10,500 Procter & Gamble Co.                   1,028,344
                                               ------------
           INSURANCE                    5.6%
   105,200 Allstate Corp.                         3,898,975
    61,721 American International
             Group Inc.                           7,445,096
                                               ------------
                                                 11,344,071
                                               ------------
           MACHINERY & ENGINEERING      2.5%
    99,900 Ingersoll-Rand Corp.                   4,957,537
     7,500 Milacron Inc.                            118,125
                                               ------------
                                                  5,075,662
                                               ------------
           MACHINERY/GENERAL            0.2%
    14,000 Snap-On, Inc.                            406,000
                                               ------------
           METALS AND MINING            1.0%
     9,600 Alcoa Inc.                               395,400
    30,900 Potash Corp.of
             Saskatchewan                         1,653,150
                                               ------------
                                                  2,048,550
                                               ------------
           MULTI INDUSTRY               0.4%
    17,100 Philip Morris Companies
             Inc.                                   601,706
     2,000 Time Warner Inc.                         142,125
                                               ------------
                                                    743,831
                                               ------------
           OFFICE AND BUSINESS
             EQUIPMENT                  4.7%
   180,000 Xerox Corp.                            9,607,500
                                               ------------
           PHARMACEUTICALS              4.8%
    70,800 Pfizer Inc.                            9,823,500
                                               ------------
           RETAIL                       0.1%
     2,600 Tiffany & Co.                            194,350
                                               ------------

See Notes to Financial Statements      12

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------
           SOFTWARE PRODUCTS            3.1%
    44,000 BMC Software, Inc.*                 $  1,630,750
    25,500 Cadence Design Systems
             Inc.*                                  656,625
    60,375 Computer Associates
             International, Inc.                  2,147,086
    59,600 Sterling Commerce, Inc.*               1,832,700
                                               ------------
                                                  6,267,161
                                               ------------
           TELECOMMUNICATIONS           5.8%
    38,700 GTE Corp.                              2,341,350
    87,682 Lucent Technologies, Inc.              9,447,736
                                               ------------
                                                 11,789,086
                                               ------------
           TELECOMMUNICATIONS
             EQUIPMENT                  2.1%
       700 Northern Telecom Ltd.                     43,488
    42,300 Tellabs Inc.*                          4,134,825
                                               ------------
                                                  4,178,313
                                               ------------
Total Common Stocks (Cost $64,460,089)         $202,563,550
                                               ------------

Principal
Amount
-----------
              SHORT TERM INVESTMENTS
           REPURCHASE AGREEMENT         0.3%
$  712,323 Bear Stearns & Co. Inc.
             Dated 3/31/1999 4.92%
             Due 4/1/1999
             Collateralized by
             $1,457,000 United
             States Treasury Strips
             Due 11/15/2015 (Value
             $537,720), $750,000
             United States Treasury
             Strips Due 2/15/2022,
             (Value $190,080)                  $    712,323
                                               ------------
Total Investments (Cost $65,172,413)  100.0%   $203,275,873
                                               ------------

                                    Expiration Date
# of                                       /
Contracts                            Strike Price                     Value
---------                           ---------------                ------------
   WRITTEN COVERED CALL OPTIONS
         Emerson Electric Co.       April 1999 /
    2                               100                            $    (61,750)
    2    Fannie Mae                 June 1999 / 75                       (3,750)
         Intel Corp.                April 1999 /
    1                               130                                  (1,500)
         Intel Corp.                April 1999 /
    1                               140                                    (437)
         Lucent Technologies, Inc   April 1999 /
    1                               120                                  (1,000)
                                                                   ------------
Total Written Call Options (Premiums Received $57,023)             $    (68,437)
                                                                   ------------
          Other Assets, Less Liabilities                      0.0%       43,077
                                                              ---  ------------
Net Assets                                                  100.0% $203,250,513
                                                              ---  ------------
                                                              ---  ------------

*Denotes non-income producing security.

See Notes to Financial Statements      13

                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $65,172,413)--Note 2(A)                                $203,275,873
  Receivable for units sold                                   113,163
  Dividends and interest receivable                           154,784
  Collateral for securities loaned, at fair
  value (Note 4)                                               24,352
  Other assets                                                  7,699
                                                         ------------
                                                          203,575,871
LIABILITIES:
  Payable upon return of securities loaned
  (Note 4)                                     $ 24,352
  Options written at value, (premiums
  received 57,023)                               68,437
  Payable for units redeemed                     50,207
  Payable to investment managers                 89,035
  Accrued expenses                               93,327       325,358
                                               --------  ------------
NET ASSETS at value, applicable to 2,016,494
  outstanding units of
  beneficial interest--Note 5                            $203,250,513
                                                         ------------
                                                         ------------
NET ASSET VALUE offering and redemption price
  per unit
  ($203,250,513 divided by 2,016,494 units)              $     100.79
                                                         ------------
                                                         ------------

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                  $ 1,284,869
    Interest                                        86,341
                                               -----------
       Total Income                                         $  1,371,210
  Expenses:
    Investment manager's fees--Note 3(A)           519,869
    Shareholder servicing fees and
    expenses--Note 3(B)                            348,791
    Custodian fees                                  17,288
    Legal and auditing fees                         12,752
    Consultant fees                                  6,793
    Trustees' fees and expenses--Note 3(C)          15,665
    Printing and Postage                             6,577
    Pricing fees                                     2,319
    Insurance                                       18,944
    Other                                           10,274
       Net Expenses                                              959,272
                                                            ------------
INVESTMENT INCOME--NET                                           411,938
REALIZED AND UNREALIZED GAIN--Note 4:
  Net realized gain on:
    Investments                                 12,282,583
    Options written                                 33,876
                                               -----------
                                                12,316,459
                                               -----------
  Unrealized appreciation (depreciation) on:
    Investments                                 33,481,616
    Options written                                (11,414)
                                               -----------
                                                33,470,202
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS                                                 45,786,661
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $ 46,198,599
                                                            ------------
                                                            ------------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      Six Months
                                                                        Ended       Year Ended
                                                                       3/31/99       9/30/98
                                                                     (Unaudited)    (Audited)
                                                                     ------------  ------------
OPERATIONS:
  Investment income--net                                             $    411,938  $  1,423,816
  Net realized gain                                                    12,316,459    39,334,232
  Net unrealized appreciation (depreciation)                           33,470,202   (31,400,154)
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                 46,198,599     9,357,894
                                                                     ------------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                  11,949,566    22,854,166
  Value of units redeemed                                             (31,264,611)  (68,118,523)
                                                                     ------------  ------------
  Net (decrease) in net assets resulting from capital transactions    (19,315,045)  (45,264,357)
                                                                     ------------  ------------
  Net increase (decrease)                                              26,883,554   (35,906,463)
NET ASSETS at beginning of year                                       176,366,959   212,273,422
                                                                     ------------  ------------
NET ASSETS at end of period                                          $203,250,513  $176,366,959
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------

 COMMON AND PREFERRED STOCKS   99.1%
           AEROSPACE AND DEFENSE        1.1%
     21,100 Lockheed Martin Corp.              $    795,206
                                               ------------
           AUTOMOBILES                  3.2%
     12,199 DaimlerChrysler AG*                   1,046,827
     23,700 Ford Motor Co.                        1,344,975
                                               ------------
                                                  2,391,802
                                               ------------
           BANKING                     13.4%
     18,000 Banc One Corp.                          991,125
     27,694 BankAmerica Corp.                     1,955,889
     34,500 Chase Manhattan Corp.                 2,805,281
     23,700 Citigroup Inc.                        1,513,838
      8,700 Fleet Financial Group
             Inc.                                   327,338
      5,500 Mellon Bank Corp.                       387,063
      4,600 Royal Bank of Canada                    217,063
     32,400 Washington Mutual Inc.                1,324,350
     13,600 Wells Fargo Co.                         476,850
                                               ------------
                                                  9,998,797
                                               ------------
           BUILDING PRODUCTS            4.5%
     19,200 Martin Marietta Materials
             Inc.                                 1,095,600
     42,196 Southdown, Inc.                       2,265,398
                                               ------------
                                                  3,360,998
                                               ------------
           CHEMICALS                    0.2%
      2,500 E.I. Du Pont De Nemours &
             Co.                                    145,156
                                               ------------
           COMPUTER SYSTEMS             4.3%
      9,000 International Business
             Machines Corp.                       1,595,250
     12,700 Sun Microsystems Inc.*                1,587,500
                                               ------------
                                                  3,182,750
                                               ------------
           DRUG AND HEALTH CARE         5.0%
      1,000 Amgen Inc.*                              74,875
     49,400 Beverly Enterprises Inc.*               253,175
     34,900 Bristol-Myers Squibb Co.              2,244,506
      9,400 HCR Manor Care Inc.*                    214,438
      3,800 McKesson HBOC Inc.                      250,800
     36,300 Tenet Healthcare Corp.*                 687,431
                                               ------------
                                                  3,725,225
                                               ------------
           ELECTRONICS & ELECTRICAL     2.9%
     15,000 Altera Corp.*                           891,562
     11,400 Dallas Semiconductor
             Corp.                                  440,325
      7,000 Intel Corp.                             832,125
                                               ------------
                                                  2,164,012
                                               ------------
           ENERGY                       7.0%
     15,143 BP Amoco PLC--Spons ADR               1,528,497
      8,100 Diamond Offshore Drilling
             Inc.                                   256,163
      5,800 Exxon Corp.                             409,262

  Shares                                          Value
-----------                                    ------------
     20,500 Halliburton Co.                    $    789,250
      4,700 Mobil Corp.                             413,600
     18,200 Texaco Inc.                           1,032,850
     26,900 Transocean Offshore Inc.                775,056
                                               ------------
                                                  5,204,678
                                               ------------
           FINANCIAL SERVICES           3.3%
      4,400 Associates First Capital
             Corp.                                  198,000
     16,400 Fannie Mae                            1,135,700
     11,100 Morgan Stanley Dean
             Witter & Co.                         1,109,306
                                               ------------
                                                  2,443,006
                                               ------------
           FOREST PRODUCTS AND PAPER    1.2%
     28,400 Mead Corp.                              873,300
                                               ------------
           INSURANCE                    4.5%
     31,800 Allstate Corp.                        1,178,587
     15,635 American International
             Group Inc.                           1,885,972
      5,200 Hartford Life Inc.--Class
             A                                      286,000
                                               ------------
                                                  3,350,559
                                               ------------
           MACHINERY AND ENGINEERING    1.1%
      4,200 Honeywell Inc.                          318,413
     12,600 Milacron Inc.                           198,450
     24,300 Thermo Electron Corp.*                  329,569
                                               ------------
                                                    846,432
                                               ------------
           MACHINERY / GENERAL          1.0%
     12,100 Maytag Corp.                            730,537
                                               ------------
           MERCHANDISING                1.4%
     35,550 Hasbro Inc.                           1,028,728
                                               ------------
           METALS AND MINING            1.3%
     19,700 Alcoa Inc.                              811,394
      3,800 Nucor Corp.                             167,438
                                               ------------
                                                    978,832
                                               ------------
           MULTI INDUSTRY               1.1%
     23,400 Philip Morris Companies
             Inc.                                   823,387
                                               ------------
           OFFICE AND BUSINESS
             EQUIPMENT                  4.0%
     27,000 Lexmark International
             Group Inc.--Class A*                 3,017,250
                                               ------------
           OIL AND GAS                  2.5%
     20,700 Burlington Resources Inc.               826,706
     31,400 Enron Oil & Gas Co.                     522,025
     45,400 Union Pacific Resources
             Group Inc.                             539,125
                                               ------------
                                                  1,887,856
                                               ------------
           REIT                         2.4%
    136,000 HRPT Properties Trust                 1,836,000
                                               ------------

See Notes to Financial Statements      16

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------
           RETAIL                       2.8%
     36,500 Kmart Corp.                        $    613,656
     20,900 Kmart Financing
             Convertible Preferred                1,264,450
      3,000 Tiffany & Co.                           224,250
                                               ------------
                                                  2,102,356
                                               ------------
           SOFTWARE PRODUCTS            5.7%
     19,200 BMC Software, Inc.*                     711,600
     53,800 Cadence Design Systems
             Inc.*                                1,385,350
      3,000 Computer Associates
             International, Inc.                    106,688
     56,800 The Learning Co. Inc.*                1,647,200
     12,200 Sterling Commerce, Inc.*                375,150
                                               ------------
                                                  4,225,988
                                               ------------
           TELECOMMUNICATIONS           7.7%
     29,700 AT&T Corp.                            2,370,431
     13,900 Bell Atlantic Corp.                     718,456
     28,300 GTE Corp.                             1,712,150
     20,200 SBC Communications Inc.                 951,925
                                               ------------
                                                  5,752,962
                                               ------------
           TELECOMMUNICATIONS
             EQUIPMENT                  6.9%
     51,300 ADC Telecommunications
             Inc.*                                2,446,369
     33,800 Northern Telecom Ltd.                 2,099,825
      6,300 Tellabs Inc.*                           615,825
                                               ------------
                                                  5,162,019
                                               ------------
           TRANSPORTATION               2.7%
     13,000 FDX Corp.*                            1,206,562
  Shares                                          Value
-----------                                    ------------
     50,250 Werner Enterprises Inc.            $    791,437
                                               ------------
                                                  1,997,999
                                               ------------
           UTILITIES                    7.9%
     12,400 Avista Corp.                            201,500
     10,000 Avista Corp. Convertible
             Preferred                              171,250
     21,800 Duke Energy Corp.                     1,190,825
     23,400 MediaOne Group Inc.*                  1,485,900
     36,400 Peoples Energy Corp.                  1,176,175
      9,600 Texas Utilities Co.                     400,200
     21,100 Texas Utilities Co.
             Convertible Preferred                1,124,894
      6,000 United States Filter
             Corp.*                                 183,750
                                               ------------
                                                  5,934,494
                                               ------------
Total Common and Preferred Stocks (Cost
$62,685,697)                                   $ 73,960,329
                                               ------------
Principal
Amount
-----------
SHORT TERM INVESTMENTS
           REPURCHASE AGREEMENT         0.6%
$   430,290 Bear Stearns & Co. Inc.
             Dated 3/31/1999 4.92%
             Due 4/1/99
             Collateralized by
             $975,000 United States
             Treasury Strips Due
             11/15/2012 (Value
             $439,364)                         $    430,290
                                               ------------

Total Investments (Cost $63,115,987)                         99.7% $ 74,390,619
                                                                   ------------
Other Assets, Less Liabilities                                0.3%      210,567
                                                            -----  ------------
Net Assets                                                  100.0% $ 74,601,186
                                                            -----  ------------
                                                            -----  ------------

*Denotes non-income producing security.

See Notes to Financial Statements      17

                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $63,115,987)--Note 2(A)                                             $74,390,619
  Receivable for investments sold                                         114,952
  Receivable for units sold                                                71,064
  Dividends and interest receivable                                        94,629
  Collateral for securities loaned, at fair value (Note
  4)                                                                       12,401
  Other assets                                                             12,899
                                                                      -----------
                                                                       74,696,564
LIABILITIES:
  Payable upon return of securities loaned (Note 4)       $   12,401
  Payable for units redeemed                                   1,370
  Payable to investment managers                              22,972
  Accrued expenses                                            58,635       95,378
                                                          ----------  -----------
NET ASSETS at value, applicable to 1,051,683 outstanding
  units of
  beneficial interest--Note 5                                         $74,601,186
                                                                      -----------
                                                                      -----------
NET ASSET VALUE offering and redemption price per unit
  ($74,601,186 divided by 1,051,683 units)                            $     70.94
                                                                      -----------
                                                                      -----------

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                             $  697,410
    Interest                                                  46,541
                                                          ----------
       Total Income                                                   $  743,951
  Expenses:
    Investment manager's fees--Note 3(A)                     136,628
    Shareholder servicing fees and expenses--Note 3(B)       181,338
    Custodian fees                                            14,598
    Legal and auditing fees                                   11,591
    Consultant fees                                            6,799
    Trustees' fees and expenses--Note 3(C)                    15,664
    Printing and Postage                                       6,568
    Pricing fees                                               3,710
    Insurance                                                  4,874
    Other                                                      9,983
                                                          ----------
       Total Expenses                                        391,753
                                                          ----------
       Net Expenses                                                      391,753
                                                                      ----------
INVESTMENT INCOME--NET                                                   352,198
REALIZED AND UNREALIZED GAIN (LOSS)--NOTE 4:
  Net realized gain (loss) on:
    Investments                                            4,238,908
    Options written                                          (26,937)
                                                          ----------
                                                           4,211,971
                                                          ----------
  Unrealized appreciation on:
    Investments                                           11,682,793
                                                          ----------
                                                          11,682,793
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       15,894,764
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $16,246,962
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                    Six Months       Year
                                                       Ended        Ended
                                                      3/31/99      9/30/98
                                                    (Unaudited)   (Audited)
                                                    -----------  ------------
OPERATIONS:
  Investment income--net                            $   352,198  $    626,383
  Net realized gain                                   4,211,971    11,453,123
  Net unrealized appreciation (depreciation)         11,682,793   (14,028,220)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
  from operations                                    16,246,962    (1,948,714)
                                                    -----------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                 5,779,915    20,642,979
  Value of units redeemed                           (11,356,355)  (15,152,673)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
  from capital transactions                          (5,576,440)    5,490,306
                                                    -----------  ------------
  Net increase                                       10,670,522     3,541,592
NET ASSETS at beginning of year                      63,930,664    60,389,072
                                                    -----------  ------------
NET ASSETS at end of period                         $74,601,186  $ 63,930,664
                                                    -----------  ------------
                                                    -----------  ------------

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                        Value
----------                                   -----------
COMMON STOCKS                 97.2%
          AEROSPACE & DEFENSE         1.3%
    19,400 HEICO Corp.                       $   465,600
    12,200 Mercury Computer Systems,
            Inc.*                                218,075
     2,200 Moog Inc.--CL A*                       67,100
                                             -----------
                                                 750,775
                                             -----------
          BROADCASTING & PUBLISHING   6.4%
    42,900 Citadel Communications
            Corp.*                             1,426,425
    42,600 Metro Networks, Inc.*               2,329,687
                                             -----------
                                               3,756,112
                                             -----------
          BUILDING & CONSTRUCTION     0.4%
     1,200 Toll Brothers, Inc.*                   21,750
    18,250 White Cap Industries,
            Inc.*                                191,625
                                             -----------
                                                 213,375
                                             -----------
          BUSINESS SERVICES           6.9%
     3,700 Administaff, Inc.*                     48,100
     1,500 Concentric Network Corp.              112,313
     2,800 Corporate Executive Board
            Co.*                                  73,150
     8,000 Critical Path, Inc.*                  616,000
    10,500 Diamond Tech Partners
            Inc.*                                240,844
     5,700 ECsoft Group plc--Spons
            ADR*                                 179,550
       700 Exodus Communications,
            Inc.*                                 93,713
     2,800 Forrester Research, Inc.*              83,825
     1,000 Hyperion Solutions Corp.*              14,500
     3,500 Modem Media Poppe Tyson,
            Inc.*                                150,062
     3,500 Network Solutions,
            Inc.--CL A*                          370,125
     2,600 Pomeroy Computer
            Resources, Inc.                       33,475
    38,100 Provant, Inc.*                        695,325
     6,000 Safeguard Scientifics,
            Inc.*                                406,875
     5,100 Technology Solutions Co.*              36,337
    22,000 Tier Technologies,
            Inc.--CL B*                          189,750
    52,400 Towne Services, Inc.*                 514,175
     4,200 Verio Inc.*                           193,200
                                             -----------
                                               4,051,319
                                             -----------
          CONSUMER GOODS &
            COMMERCIAL SERVICES       7.8%
    21,300 AHL Services, Inc.*                   431,325
    47,300 F.Y.I. Inc.*                        1,501,775
     9,900 Fossil, Inc.*                         295,144
    14,200 Global Imaging Systems,
            Inc.*                                184,600
     2,900 P.F. Chang's China
            Bistro, Inc.*                        687,000
    43,000 Quanta Services, Inc.*              1,093,812
     3,000 SportsLine USA, Inc.*                 136,875
    13,300 THQ Inc.*                             270,988
                                             -----------
                                               4,601,519
                                             -----------

  Shares                                        Value
----------                                   -----------
          EDUCATION SERVICES          3.7%
    33,300 Advantage Learning
            Systems Inc.*                    $ 1,028,138
    51,500 Bright Horizons Family
            Solutions*                         1,120,125
                                             -----------
                                               2,148,263
                                             -----------
          ELECTRONICS & ELECTRICAL   21.0%
    27,500 Act Manufacturing Inc.*               443,437
    23,500 Advanced Digital
            Information Corp.*                   389,219
    38,800 Applied Micro Circuits
            Corp.*                             1,653,850
    52,000 Applied Science &
            Technology, Inc.*                    663,000
    34,900 Aware, Inc/Mass*                    1,644,663
     2,750 Dallas Semiconductor
            Corp.                                106,219
       500 Exar Corp.*                             8,062
    25,300 The Kroll-O'Gara Co.*                 676,775
     7,700 Level One Communications,
            Inc.*                                374,412
    21,500 MMC Networks, Inc.*                   344,000
    52,700 Power Integrations, Inc.*           1,666,637
    18,700 Powerwave Technologies,
            Inc.*                                528,275
    16,100 RF Micro Devices, Inc.*             1,537,550
    75,100 Rayovac Corp.                       2,069,944
    13,050 Triquint Semiconductor,
            Inc.*                                241,425
                                             -----------
                                              12,347,468
                                             -----------
          FINANCIAL SERVICES          5.4%
    64,100 The Profit Recovery Group
            International*                     2,523,937
     8,300 TeleBanc Financial Corp.*             664,000
                                             -----------
                                               3,187,937
                                             -----------
          FOOD & SERVICES             1.5%
    68,400 Gardenburger, Inc.*                   675,450
    18,000 Merkert American Corp.*               195,750
                                             -----------
                                                 871,200
                                             -----------
          MEDICAL SERVICES AND
            DRUGS                    14.1%
     6,600 Barr Laboratories, Inc.*              201,300
     22,80 Chattem, Inc.                         712,500
    12,900 Closure Medical Corp.*                486,975
    23,400 Colorado MEDtech, Inc.*               260,325
    20,800 Dura Pharmaceuticals,
            Inc.*                                292,500
    41,400 GelTex Pharmaceuticals,
            Inc.*                                577,012
    49,000 Kendle International
            Inc.*                                983,062
     3,400 Ligand Pharmaceuticals,
            Inc.-CLB*                             27,838
    16,700 Perclose, Inc.*                       519,788
    33,600 QuadraMed Corp.*                      256,200
    57,350 Res-Care, Inc.*                     1,290,375
    28,000 Sunrise Assisted Living,
            Inc.*                              1,272,250
       500 Twinlab Corp.*                          4,625

See Notes to Financial Statements      20

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                        Value
----------                                   -----------
    34,750 Xomed Surgical Products,
            Inc.*                            $ 1,359,594
                                             -----------
                                               8,244,344
                                             -----------
          COMPUTER SERVICES
            SOFTWARE                 24.9%
    65,600 Ardent Software, Inc.*              1,049,600
    18,700 AXENT Technologies, Inc.*             451,138
     6,000 Bottomline Technologies,
            Inc.*                                382,500
    31,800 Caere Corp.*                          331,912
    91,900 Computer Network
            Technology Corp.*                  1,476,144
    29,400 Concord Communications
            Inc.*                              1,644,563
    32,900 Digital River, Inc.*                1,313,943
    31,200 Emulex Corp.*                       1,023,750
    27,500 Engineering Animation,
            Inc.*                              1,148,125
    87,500 FVC.COM, Inc.*                      1,110,156
     4,800 NetGravity, Inc.*                     197,700
     1,000 Open Market, Inc.*                     12,938
     8,800 Pervasive Software Inc.*              158,400
    27,800 Qlogic Corp.*                       1,864,337
     4,000 RWD Technologies Inc.*                 69,500
     6,050 Sanchez Computer
            Associates, Inc.*                    134,613
    20,300 Security First
            Technologies Corp.*                1,471,750
    55,100 Smith-Gardner &
            Associates, Inc.*                    792,063
                                             -----------
                                              14,633,132
                                             -----------
          TELECOMMUNICATIONS          1.5%
     9,000 CellStar Corp.*                        93,375
    17,000 CommScope, Inc.*                      355,938
  Shares                                        Value
----------                                   -----------
    42,100 Tel-Save.Com Inc.*                $   434,156
                                             -----------
                                                 883,469
                                             -----------
          TRANSPORTATION              2.3%
     8,000 Frontier Airlines, Inc.*               79,000
    65,850 Knight Transportation
            Inc.*                              1,259,381
                                             -----------
                                               1,338,381
                                             -----------
Total Common Stocks (Cost
$51,311,125)                                 $57,027,294
                                             -----------
Principal
Amount
----------
SHORT-TERM INVESTMENTS
          REPURCHASE AGREEMENT        4.0%
$2,372,440 Bear Stearns & Co. Inc.
            Dated 3/31/1999 4.92%
            Due 4/1/1999
            Collateralized by
            $3,245,000 United
            States Treasury Strips
            Due 2/15/2022 (Value
            $822,413) and
            $6,305,000 United
            States Treasury Strips
            Due 2/15/2022 (Value
            $1,597,939)                      $ 2,372,440
                                             -----------
Total Investments (Cost
$53,683,565)                         101.2%  $59,399,734
Liabilities, Net of other assets     (1.2%)     (746,855)
                                     -----   -----------
Net Assets                           100.0%  $58,652,879
                                     -----   -----------
                                     -----   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      21

                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $53,683,565)--Note 2(A)                                             $59,399,734
  Receivable for investments sold                                         274,808
  Receivable for units sold                                                49,672
  Dividends and interest receivable                                        15,559
  Collateral for securities loaned, at fair value (Note
  4)                                                                      274,866
  Other assets                                                              8,020
                                                                      -----------
                                                                       60,022,659
LIABILITIES:
  Payable for investments purchased                       $  972,646
  Payable upon return of securities loaned (Note 4)          274,866
  Payable for units redeemed                                   3,200
  Payable to investment managers                              44,211
  Accrued expenses                                            74,857    1,369,780
                                                          ----------  -----------
NET ASSETS at value, applicable to 887,800 outstanding
  units of beneficial interest--Note 5                                $58,652,879
                                                                      -----------
                                                                      -----------
NET ASSET VALUE offering and redemption price per unit
  ($58,652,879 divided by 887,800 units)                              $     66.07
                                                                      -----------
                                                                      -----------

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                              $  120,387
    Dividends                                                  7,886
                                                          ----------
       Total Income                                                   $  128,273
  Expenses:
    Investment manager's fees--Note 3(A)                     346,395
    Shareholder servicing fees and expenses--Note 3(B)       170,159
    Custodian fees and expenses                               33,366
    Legal and auditing fees                                   12,236
    Consultant fees                                            6,798
    Trustees' fees and expenses--Note 3(C)                    30,237
    Printing and Postage                                       6,565
    Pricing fees                                               4,794
    Insurance                                                  5,997
    Other                                                     10,705
                                                          ----------
       Total Expenses                                        627,252
                                                          ----------
       Less fees paid indirectly--Note 4                     (10,000)
                                                          ----------
       Net Expenses                                                      617,252
                                                                      ----------
INVESTMENT (LOSS)--NET                                                  (488,979)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Net realized gain on investments                         5,344,822
  Unrealized appreciation on investments                   6,111,080
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,                      11,455,902
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $10,966,923
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      Six Months       Year
                                                                        Ended         Ended
                                                                       3/31/99       9/30/98
                                                                     (Unaudited)    (Audited)
                                                                     ------------  ------------
OPERATIONS:
  Investment (loss)--net                                             $   (488,979) $   (936,455)
  Net realized gain (loss)                                              5,344,822    (4,262,493)
  Net unrealized appreciation (depreciation)                            6,111,080   (25,625,265)
                                                                     ------------  ------------
  Net increase (decrease) in net assets resulting from operations      10,966,923   (30,824,213)
                                                                     ------------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   3,968,374    11,606,019
  Value of units redeemed                                             (11,568,927)  (17,083,955)
                                                                     ------------  ------------
  Net (decrease) in net assets resulting from capital transactions     (7,600,553)   (5,477,936)
                                                                     ------------  ------------
  Net increase (decrease)                                               3,366,370   (36,302,149)
NET ASSETS at beginning of year                                        55,286,509    91,588,658
                                                                     ------------  ------------
NET ASSETS at end of period                                          $ 58,652,879  $ 55,286,509
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                     Value
---------                                                -----------
         COMMON AND PREFERRED STOCKS     96.4%
          AUTO PARTS & SUPPLIES                   0.7%
   5,275  Michelin "B"                                   $   236,619
                                                         -----------
          AUTOMOBILES                             2.0%
     484  Bayerische Motoren Werke AG                        317,168
   8,000  Honda Motor Co. Ltd.                               361,360
                                                         -----------
                                                             678,528
                                                         -----------
          BANKING                                13.9%
  14,400  ABN Amro Holdings                                  300,037
  19,950  Banco Santander Sa                                 409,216
  25,822  Barclays Plc                                       742,400
   6,020  Bayerische Hypo--Und Vereinsbank                   360,049
  38,000  Development Bank of Singapore                      287,997
  53,700  Lloyds Tsb Group Plc                               812,266
  33,700  National Australia Bank Ltd.                       609,714
  14,650  National Westminster Bank Plc                      337,715
   2,039  UBS AG                                             640,568
  38,550  Westpac Banking Corp.                              279,959
                                                         -----------
                                                           4,779,921
                                                         -----------
          BROADCASTING & PUBLISHING               2.6%
   9,480  Elsevier                                           141,235
  80,350  News Corp. Ltd.                                    592,247
  15,000  Singapore Press Holdings                           165,751
                                                         -----------
                                                             899,233
                                                         -----------
          CHEMICALS                               1.5%
  11,615  Hoechst Ag                                         503,455
                                                         -----------
          COMMERCIAL SERVICES                     0.0%
     275  Brambles Industries Ltd.                             6,961
                                                         -----------
          CONSUMER GOODS & SERVICES               5.1%
   8,000  Fuji Photo Film Co.                                302,597
  17,000  Kao Corporation                                    375,334
  13,000  Shiseido Co. Ltd.                                  180,005
   3,710  Vivendi                                            912,796
                                                         -----------
                                                           1,770,732
                                                         -----------
          ELECTRONICS & ELECTRICAL                7.4%
   3,160  Alcatel                                            363,323
  30,000  Canon Inc.                                         742,140
   8,000  Murata Mfg. Co.                                    425,527
   2,000  Rohm Co. Ltd.                                      238,937
   8,500  Sony Corp.                                         785,832
                                                         -----------
                                                           2,555,759
                                                         -----------
          ENERGY                                  5.0%
  28,350  ENI Spa                                            180,576
   7,000  Royal Dutch Petroleum                              372,186
  75,300  Shell Transport & Trading                          506,588

 Shares                                                     Value
---------                                                -----------
   5,250  Total SA 'B'                                   $   646,697
                                                         -----------
                                                           1,706,047
                                                         -----------
          FINANCIAL SERVICES                      3.4%
  21,266  Ing Groep Nv                                     1,172,026
                                                         -----------
          FOOD & SERVICES                         8.0%
  12,740  Ahold                                              488,263
  50,050  Diageo Plc                                         562,338
  26,600  Cadbury Schweppes Plc                              386,034
  30,700  Kingfisher Plc                                     387,056
     412  Nestle SA                                          748,484
  43,050  Safeway Plc                                        168,353
                                                         -----------
                                                           2,740,528
                                                         -----------
          HEALTH                                 11.1%
  26,770  Glaxo Wellcome Plc                                 895,843
     457  Novartis Ag                                        741,316
      59  Roche Holding Ag                                   719,489
  20,000  Takeda Chemical Inds                               775,067
  14,340  Zeneca Group Plc                                   677,805
                                                         -----------
                                                           3,809,520
                                                         -----------
          INSURANCE                               8.4%
  46,100  Allied Zurich Plc                                  621,401
   5,220  AXA-UAP                                            692,029
  56,490  Prudential Corp. Plc                               736,374
     374  Schw Rueckver                                      827,518
                                                         -----------
                                                           2,877,322
                                                         -----------
          LEISURE                                 2.8%
  34,500  Granada Group                                      698,952
  54,150  Ladbroke Group Plc                                 247,601
                                                         -----------
                                                             946,553
                                                         -----------
          MACHINERY & ENGINEERING                 5.1%
  78,450  Btr Siebe Plc                                      346,049
  11,030  Mannesmann Ag                                    1,408,692
                                                         -----------
                                                           1,754,741
                                                         -----------
          MULTI-INDUSTRY                          2.3%
  45,450  British American Tobacco Plc                       378,589
   7,880  Veba Ag                                            414,296
                                                         -----------
                                                             792,885
                                                         -----------
          TELECOMMUNICATIONS                     13.5%
  42,800  Cable & Wireless Plc                               534,772
   2,565  Ericsson LM-B                                       62,386
   9,700  Koninklijke Kpn                                    385,891
      13  NTT Mobile Communication Network
            Inc.                                             642,090
   1,820  Tele Danmark A/S                                   180,294

See Notes to Financial Statements      24

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                     Value
---------                                                -----------
  12,300  Telecom Corp Of New Zealand                    $    59,823
  96,000  Telecom Italia                                   1,019,816
   7,305  Telefonica SA                                      309,855
  63,600  Telstra Corp. Ltd.                                 331,548
  60,753  Vodafone Group Plc                               1,128,827
                                                         -----------
                                                           4,655,302
                                                         -----------
          METALS FABRICATOR                       0.9%
     292  Alusuisse Lonza Group                              321,168
                                                         -----------
          TRANSPORTATION                          0.7%
  11,152  Railtrack Group Plc                                255,997
                                                         -----------
 Shares                                                     Value
---------                                                -----------
          UTILITIES                               2.0%
   8,000  Electricidade De Portugal                      $   157,878
   6,628  National Power Plc                                  51,037
   8,725  Tnt Post Group                                     262,800
     385  Viag Ag                                            212,350
                                                         -----------
                                                             684,065
                                                         -----------
Total Investments (Cost $30,545,467)             96.4%    33,147,362
 Other Assets, Less Liabilities                   3.6%     1,243,472
                                                ------   -----------
                                                100.0%   $34,390,834
                                                ------   -----------
                                                ------   -----------

*Denotes non-income producing security.

Geographical Diversification                          March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                            Percent of
                            Net Assets
                           -------------
Country                        Total
-------------------------  -------------
United Kingdom                    30.5%
Japan                             14.0
Switzerland                       11.6
Germany                            9.4
Netherlands                        9.0
France                             8.3
Australia                          5.3
Italy                              3.5
Spain                              2.1
Singapore                          1.3
Denmark                            0.5
Portugal                           0.5
Sweden                             0.2
New Zealand                        0.2
                                 ---
Total Investments                 96.4%
Other Assets Less
Liabilities                        3.6%
                                 ---
Total                            100.0%
                                 ---
                                 ---

See Notes to Financial Statements      25

                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $30,545,467)--Note 2(A)                                     $33,147,362
  Cash                                                          1,282,652
  Receivable for investments sold                                 365,565
  Net gain on forward foreign currency contracts                   11,538
  Receivable for units sold                                        14,178
  Dividends and interest receivable                               103,453
  Collateral for securities loaned, at fair value
  (Note 4)                                                        602,075
  Other assets                                                     10,344
                                                              -----------
                                                               35,537,167
LIABILITIES:
  Payable for investments purchased                 $439,650
  Payable upon return of securities loaned (Note
  4)                                                 602,075
  Payable for units redeemed                               4
  Payable to investment managers                      17,378
  Accrued expenses                                    87,226    1,146,333
                                                    --------  -----------
NET ASSETS at value, applicable to 647,165
  outstanding units of
  beneficial interest--Note 5                                 $34,390,834
                                                              -----------
                                                              -----------
NET ASSET VALUE offering and redemption price per
  unit
  ($34,390,834 divided by 647,165 units)                      $     53.14
                                                              -----------
                                                              -----------

                   See Notes to Financial Statements

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                        $   10,743
    Dividends                                          146,505
                                                    ----------
       Total Income                                             $   157,248
  Expenses:
    Investment manager's fees--Note 3(A)               108,837
    Shareholder servicing fees and expenses--Note
    3(B)                                               103,163
    Custodian fees and expenses                         58,226
    Legal and auditing fees                             12,237
    Consultant fees                                      6,800
    Trustees' fees and expenses--Note 3(C)              15,665
    Printing and Postage                                 6,557
    Pricing fees                                        13,210
    Insurance                                            2,628
    Other                                               46,221
                                                    ----------
       Total Expenses                                  373,544
       Less fees paid indirectly--Note 4                (5,000)
                                                    ----------
       Net Expenses                                                 368,544
                                                                -----------
INVESTMENT (LOSS)--NET                                             (211,296)
REALIZED AND UNREALIZED GAIN (LOSS)--Note 4:
  Net realized gain (loss) on:
    Investments                                      4,418,297
    Foreign currency transactions                     (706,089)
                                                    ----------
                                                     3,712,208
                                                    ----------
  Unrealized appreciation on:
    Investments                                      2,152,671
    Foreign currency translations of other assets
    and liabilities                                      2,244
                                                    ----------
                                                     2,154,915
                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCIES                                          5,867,123
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 5,655,827
                                                                -----------
                                                                -----------

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                          Six Months
                                                             Ended     Year Ended
                                                            3/31/99      9/30/98
                                                          (Unaudited)   (Audited)
                                                          -----------  -----------
OPERATIONS:
  Investment (loss)--net                                  $  (211,296) $  (100,696)
  Net realized gain                                         3,712,208    1,791,647
  Net unrealized appreciation (depreciation)                2,154,915   (5,778,005)
                                                          -----------  -----------
  Net increase (decrease) in net assets resulting from
  operations                                                5,655,827   (4,087,054)
                                                          -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                       1,443,852    9,648,430
  Value of units redeemed                                  (6,791,461)  (6,755,055)
                                                          -----------  -----------
  Net increase (decrease) in net assets resulting from
  capital transactions                                     (5,347,609)   2,893,375
                                                          -----------  -----------
  Net increase (decrease)                                     308,218   (1,193,679)
NET ASSETS at beginning of year                            34,082,616   35,276,295
                                                          -----------  -----------
NET ASSETS at end of period                               $34,390,834  $34,082,616
                                                          -----------  -----------
                                                          -----------  -----------

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
         CORPORATE BONDS                  3.3%
$ 1,000,000 CNA Financial Corp.
             6.75% Due 11/15/2006                        $    992,673
  1,000,000 TSY-Linked Call Strips
             0.000% Due 11/15/2024                            140,781
    590,000 Deutsche Bank Financial
             Medium Term Note
             0.000% Due 7/18/2017                             162,110
    657,000 Merrill Lynch
             Medium Term Note
             0.000% Due 2/25/2027                              71,711
  1,000,000 PMI Group Inc Note
             6.75% Due 11/15/2006                           1,029,342
  2,000,000 J.C. Penney Co. DEB
             8.25% Due 08/15/2022                           2,131,100
    320,000 Public Service Electric and Gas
             6.375% Due 05/01/2008                            320,046
  3,000,000 Transamerica Financial Corp.
             0.000% Due 09/01/2012                          1,252,896
                                                         ------------
Total Corporate Bonds (Cost $5,975,601)                  $  6,100,659
                                                         ------------
MORTGAGES                       12.2%
$ 1,899,862 ABN Amro Mortgage Corp
             Remic 98-5 A11
             9.17165% Due 1/25/2029                      $  1,950,920
    997,893 Chase Mortgage Finance
             Remic 98-S2 A12
             7.00% Due 7/25/2028                              902,764
  1,948,673 Chase Mortgage Finance
             Remic 94-G A13
             7.00% Due 4/25/2025                            1,929,284
  1,000,000 First Bank System Mortgage Corp.
             Remic 93-C A10
             7.25% Due 7/25/2024                            1,009,040
  1,000,000 First Union Residential Trust
             Remic 98-B 1A8
             6.75% Due 08/25/2028                             990,010
  1,012,427 General Electric Capital Mortgage Services
             Remic 98-12 2A8
             6.75% Due 06/25/2028                             862,430
  4,304,289 General Electric Capital Mortgage Services
             Remic 97-7 A9
             7.50% Due 08/25/2027                           4,357,934
  4,900,000 PNC Mortgage Securities
             Remic 98-4 3A2
             6.75% Due 05/25/2028                           4,876,578

Principal
Amount                                                      Value
-----------                                              ------------
MORTGAGES (Continued)
$ 1,001,810 Prudential Home Mortgage Securities
             Remic 94-21 A8
             7.80% Due 06/25/2024                        $  1,014,845
  1,116,688 Residential Funding Mortgage Securities
             Remic 93-S47 A15
             9.00% Due 12/25/2023                             949,140
  2,000,000 Residential Funding Mortgage Securities I
             Remic 98-S13 A14
             6.75% Due 06/25/2028                           1,949,920
  2,000,000 Residential Accredit Loans, Inc.
             Remic 97-QS8 A9
             7.375% Due 08/25/2027                          2,029,082
                                                         ------------
Total Mortgages (Cost $23,028,502)                       $ 22,821,947
                                                         ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                    83.8%
$    48,653 Collateralized Mortgage Security Corp.
             Remic X1
             7.00% Due 6/1/2006                          $     48,490
  8,000,000 Federal Home Loan Bank
             0.00% Due 06/25/2012                           2,873,128
 10,000,000 Federal Home Loan Bank
             0.00% Due 06/26/2017                           2,503,620
 10,000,000 Federal Home Loan Bank
             0.00% Due 07/02/2012                           3,604,340
 15,000,000 Federal Home Loan Bank
             0.00% Due 07/14/2017                           3,708,420
 28,000,000 Federal Home Loan Bank
             0.00% Due 07/25/2017                           7,307,356
  5,000,000 Federal Home Loan Bank
             0.00% Due 07/28/2017                           1,200,300
  3,000,000 Federal Home Loan Bank
             0.00% Due 07/07/2017                             748,029
  1,400,000 Federal Home Loan Bank
             6.76% Due 01/29/2014                           1,378,434
  2,620,000 Federal Home Loan Bank
             6.55% Due 03/20/2009                           2,598,891
  1,000,000 Federal Home Loan Bank
             6.30% Due 05/26/2008                             983,600
 15,000,000 Federal Home Loan Mortgage Corp.
             0.00% Due 02/02/2023                           2,599,560
  2,000,000 Federal Home Loan Mortgage Corp.
             6.50% Due 03/05/2009                           1,990,468
  1,500,000 Federal Home Loan Mortgage Corp.
             6.58% Due 12/02/2013                           1,467,455

See Notes to Financial Statements      28

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$ 2,000,000 Federal Home Loan Mortgage Corp.
             7.00% Due 03/19/2014                        $  2,002,084
  2,000,000 Federal Home Loan Mortgage Corp.
             7.01% Due 03/12/2014                           2,002,710
  1,135,943 Federal Home Loan Mortgage Corp.
             Remic 1574V
             6.50% Due 03/15/2023                           1,123,063
  1,956,724 Federal Home Loan Mortgage Corp.
             Remic 1574U
             6.50% Due 09/15/2023                           1,961,460
  2,482,800 Federal Home Loan Mortgage Corp.
             Remic 1591SH
             6.29074% Due 09/15/2022                        2,244,915
    519,802 Federal Home Loan Mortgage Corp.
             Remic 15PZ
             7.00% Due 07/25/2023                             490,668
    750,060 Federal Home Loan Mortgage Corp.
             Remic 1290H
             7.50% Due 06/15/2021                             773,717
  4,023,026 Federal Home Loan Mortgage Corp.
             Remic 1527OZ
             7.50% Due 05/15/2023                           4,054,217
    478,493 Federal Home Loan Mortgage Corp.
             Pool #141001
             7.75% Due 9/1/2016                               493,819
    324,103 Federal Home Loan Mortgage Corp.
             Pool #533624
             8.50% Due 12/01/2007                             338,652
    115,394 Federal Home Loan Mortgage Corp.
             Pool #297625
             8.50% Due 6/1/2017                               121,238
  5,000,000 Federal Home Loan Mortgage Corp.
             Remic 2092DL
             8.50% Due 9/15/2027                            5,392,545
  1,019,560 Federal Home Loan Mortgage Corp.
             Remic 2101ZA
             6.00% Due 11/15/2028                           1,021,526
  1,840,444 Federal Home Loan Mortgage Corp.
             Remic 2123KE
             8.50% Due 2/15/2027                            1,995,980
    326,054 Federal Home Loan Mortgage Corp.
             Remic 1560N
             7.00% Due 11/15/2022                             323,241
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$   353,577 Federal Home Loan Mortgage Corp.
             Remic 1583OB
             7.00% Due 06/15/2023                        $    346,833
  1,324,619 Federal Home Loan Mortgage Corp.
             Remic 1671Z
             7.00% Due 02/15/2024                           1,303,156
  1,799,220 Federal Home Loan Mortgage Corp.
             Remic 1663-ZA
             7.00% Due 01/15/2024                           1,768,885
  2,959,958 Federal Home Loan Mortgage Corp.
             Remic 29ZC
             8.00% Due 04/25/2024                           2,994,084
    690,000 Federal Home Loan Mortgage Corp.
             Remic 1790C-E
             8.00% Due 11/15/2023                             706,000
    676,000 Federal Home Loan Mortgage Corp.
             Remic 1814D
             6.50% Due 02/15/2026                             665,517
    136,110 Federal Home Loan Mortgage Corp.
             Remic 2018ZA
             6.50% Due 01/15/2028                             135,866
    925,000 Federal Home Loan Mortgage Corp.
             Remic 2036B
             7.00% Due 03/15/2028                             909,297
    925,000 Federal Home Loan Mortgage Corp.
             Remic 2064U
             7.00% Due 06/15/2028                             887,062
  3,088,527 Federal Home Loan Mortgage Corp.
             Remic 2089 ZB
             7.00% Due 08/15/2026                           3,051,366
  5,000,000 Federal National Mortgage Association
             Medium Term Note
             0.00% Due 07/13/2017                           1,187,385
    200,000 Federal National Mortgage Association
             Medium Term Note
             6.69% Due 02/02/2011                             199,225
    150,000 Federal National Mortgage Association
             Medium Term Note
             6.77% Due 9/09/2013                              147,412
  1,300,000 Federal National Mortgage Association
             Medium Term Note
             6.29% Due 01/22/2008                           1,286,000
  1,855,000 Federal National Mortgage Association
             Medium Term Note
             6.36% Due 07/16/2008                           1,835,600

See Notes to Financial Statements      29

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$    41,142 Federal National Mortgage Association
             Remic 1991-169M
             8.40% Due 12/25/2021                        $     45,076
    420,000 Federal National Mortgage Association
             Remic 1992-161H
             7.50% Due 9/25/2022                              437,217
  2,945,332 Federal National Mortgage Association
             Remic 93-199Z
             7.00% Due 10/25/2023                           2,914,713
  2,145,951 Federal National Mortgage Association
             Remic 93-247Z
             7.00% Due 03/25/2023                           2,149,103
  4,772,948 Federal National Mortgage Association
             Remic 1994-36UA
             7.00% Due 08/25/2023                           4,772,179
    685,000 Federal National Mortgage Association
             Remic 1994-65LL
             7.375% Due 04/25/2024                            705,679
  2,739,000 Federal National Mortgage Association
             Remic 1994-61E
             7.50% Due 04/25/2024                           2,839,357
  6,865,695 Federal National Mortgage Association
             Remic G97-5ZB
             7.05% Due 03/25/2024                           6,739,552
    442,168 Federal National Mortgage Association
             Remic 1997-49B
             10.00% Due 06/17/2027                            478,615
    900,000 Federal National Mortgage Association
             Remic 1997-34YL
             7.00% Due 06/18/2027                             904,695
      7,863 Federal National Mortgage Association
             Remic 1997-34C
             7.00% Due 06/18/2027                               7,860
  1,361,920 Federal National Mortgage Association
             Remic 1998-45ZB
             7.00% Due 8/18/2028                            1,285,278
  5,931,815 Federal National Mortgage Association
             Remic 1998-62DC
             9.00% Due 11/25/2028                           6,585,175
  2,450,060 Federal National Mortgage Association
             Pool #050965
             6.50% Due 1/1/2024                             2,443,078
    885,660 Federal National Mortgage Association
             Pool #50966
             7.00% Due 1/1/2024                               899,379
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$   716,906 Federal National Mortgage Association
             Pool#239024
             7.00% Due 10/1/2023                         $    728,011
    372,649 Federal National Mortgage Association
             Pool #87277
             7.50% Due 4/1/2018                               383,907
  4,863,933 Federal National Mortgage Association
             Remic 93-255E
             7.10% Due 12/25/2023                           4,939,032
    621,752 Federal National Mortgage Association
             Remic 93-250DZ
             7.00% Due 12/25/2023                             625,368
    385,000 Federal National Mortgage Association
             Remic G96-1PK
             7.50% Due 06/17/2026                             407,022
  3,820,119 Federal National Mortgage Association
             Remic 1993-247C
             7.00% Due 03/25/2023                           3,840,614
  4,169,520 Federal National Mortgage Association
             Remic 1994-69 Class CA
             7.25% Due 03/25/2023                           4,204,957
     17,748 Government National Mortgage Association
             Backed Trust
             Remic 1A
             0.00% Due 5/20/2017                               15,945
     19,384 Government National Mortgage Association
             Pool #1350
             6.50% Due 3/15/2002                               19,568
     20,857 Government National Mortgage Association
             Pool #011192
             7.25% Due 4/15/2006                               21,543
    580,599 Government National Mortgage Association
             Pool #377003
             8.00% Due 8/15/2024                              604,653
    490,894 Government National Mortgage Association
             Pool #364979
             8.00% Due 04/15/2024                             511,232
        852 Government National Mortgage Association
             Pool #010855
             8.00% Due 07/15/2006                                 895
    327,878 Government National Mortgage Association
             Pool #152027
             8.00% Due 10/20/2016                             342,672

See Notes to Financial Statements      30

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$   865,085 Government National Mortgage Association
             Pool #377341
             8.00% Due 11/15/2024                        $    900,925
    202,013 Government National Mortgage Association
             Pool #000675
             8.00% Due 12/20/2016                             211,128
      1,219 Government National Mortgage Association
             Pool #002919
             8.00% Due 2/15/2004                                1,274
     36,623 Government National Mortgage Association
             Pool #000710
             8.00% Due 2/20/2017                               38,300
    104,574 Government National Mortgage Association
             Pool #193256
             8.00% Due 3/15/2017                              110,263
      9,346 Government National Mortgage Association
             Pool #209105
             8.00% Due 3/20/2017                                9,773
    124,196 Government National Mortgage Association
             Pool #213606
             8.00% Due 4/15/2017                              130,952
     86,894 Government National Mortgage Association
             Pool #202887
             8.00% Due 4/15/2017                               91,621
      8,096 Government National Mortgage Association
             Pool #216159
             8.00% Due 4/15/2017                                8,536
      4,486 Government National Mortgage Association
             Pool #290013
             8.00% Due 4/15/2020                                4,707
     46,809 Government National Mortgage Association
             Pool #291195
             8.00% Due 5/15/2020                               49,111
    217,581 Government National Mortgage Association
             Pool #218150
             8.00% Due 6/15/2017                              229,417
     52,863 Government National Mortgage Association
             Pool #290123
             8.00% Due 6/15/2020                               55,463
     31,810 Government National Mortgage Association
             Pool #05214
             8.00% Due 7/15/2005                               33,336
      5,621 Government National Mortgage Association
             Pool #247493
             8.00% Due 7/15/2018                                5,918
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$   414,935 Government National Mortgage Association
             Pool #385850
             8.00% Due 8/15/2024                         $    432,126
    573,942 Government National Mortgage Association
             Pool #373826
             8.00% Due 9/15/2023                              598,955
    247,619 Government National Mortgage Association
             Pool #196754
             8.50% Due 2/15/2017                              263,801
     62,955 Government National Mortgage Association
             Pool #205624
             8.50% Due 3/15/2017                               67,069
    141,641 Government National Mortgage Association
             Pool #169957
             8.50% Due 7/15/2016                              150,913
      8,417 Government National Mortgage Association
             Pool #025811
             9.00% Due 1/15/2009                                9,086
    284,215 Government National Mortgage Association
             Pool #226673
             9.50% Due 07/15/2017                             306,943
    176,802 Government National Mortgage Association
             Pool #010260
             8.00% Due 06/15/2006                             185,787
    179,884 Government National Mortgage Association
             Pool #346560
             8.00% Due 04/15/2023                             187,723
      3,885 Government National Mortgage Association
             Pool #026113
             9.00% Due 08/15/2008                               4,194
     11,597 Government National Mortgage Association
             Pool #035238
             9.50% Due 09/15/2009                              12,542
      9,853 Government National Mortgage Association
             Pool #157799
             9.00% Due 07/15/2016                              10,625
     13,699 Government National Mortgage Association
             Pool #158361
             9.50% Due 06/15/2016                              14,803
      1,239 Government National Mortgage Association
             Pool #179930
             9.50% Due 12/15/2016                               1,339
      3,543 Government National Mortgage Association
             Pool #173806
             9.00% Due 10/15/2016                               3,821

See Notes to Financial Statements      31

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$     4,506 Government National Mortgage Association
             Pool #176069
             9.00% Due 08/15/2016                        $      4,859
     23,933 Government National Mortgage Association
             Pool #177254
             9.00% Due 09/15/2016                              25,808
     31,387 Government National Mortgage Association
             Pool #211434
             9.50% Due 04/15/2017                              33,897
     22,915 Government National Mortgage Association
             Pool #199032
             9.50% Due 01/15/2017                              24,747
      5,175 Government National Mortgage Association
             Pool #237572
             9.50% Due 12/15/2017                               5,589
      5,033 Government National Mortgage Association
             Pool #226855
             9.50% Due 07/15/2017                               5,436
     19,223 Government National Mortgage Association
             Pool #226651
             9.50% Due 06/15/2018                              20,755
      1,668 Government National Mortgage Association
             Pool #262208
             9.50% Due 08/15/2018                               1,801
     92,508 Government National Mortgage Association
             Pool #319342
             8.50% Due 03/15/2022                              98,114
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
 OBLIGATIONS (Continued)
$ 1,000,000 Government National Mortgage Association
             Remic 97-18J
             7.00% Due 11/20/2027                        $  1,007,854
  1,000,000 Government National Mortgage Association
             Remic 98-1A
             7.00% Due 01/20/2028                             972,297
  1,477,000 Government National Mortgage Association
             Remic 99-C
             7.00% Due 02/16/2029                           1,467,769
    460,000 Government National Mortgage Association
             Remic 1997-8PE
             7.50% Due 05/16/2027                             478,449
  6,020,000 United States Treasury Bonds
             9.25% Due 2/15/2016                            8,183,438
  6,800,000 United States Treasury Zero Coupon Strips
             0.00% Due 2/15/2006                            4,695,189
 19,180,000 United States Treasury Zero Coupon Strips
             0.00% Due 2/15/2010                           10,353,538
                                                         ------------
Total United States Government and Agency Obligations
 (Cost $151,380,349)                                     $156,137,982
                                                         ------------
Total Investments (Cost $180,384,451)            99.3%   $185,060,587
Other Assets, Less Liabilities                    0.7%      1,371,439
                                                ------   ------------
Net Assets                                      100.0%   $186,432,026
                                                ------   ------------
                                                ------   ------------

See Notes to Financial Statements      32

             ACTIVELY MANAGED BOND FUND
                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)

                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $180,384,451)--Note 2(A)                                         $185,060,587
  Cash                                                                 (568,942)
  Receivable for investments sold                                     1,048,594
  Receivable for units sold                                              54,077
  Interest receivable                                                   993,072
  Collateral for securities loaned, at fair value (Note
  4)                                                                  4,189,080
  Other assets                                                           14,026
                                                                   ------------
                                                                    190,790,494
LIABILITIES:
  Payable for investments purchased                      $  9,016
  Payable upon return of securities loaned (Note 4)      4,189,080
  Payable for units redeemed                               16,843
  Payable to investment managers                           48,476
  Accrued expenses                                         95,053     4,358,468
                                                         --------  ------------
NET ASSETS at value, applicable to 4,901,952
  outstanding units of beneficial interest--Note 5                 $186,432,026
                                                                   ------------
                                                                   ------------
NET ASSET VALUE offering and redemption price per unit
  ($186,432,026 divided by 4,901,952 units)                        $      38.03
                                                                   ------------
                                                                   ------------

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                             $5,737,957
                                                         --------
       Total Income                                                $  5,737,957
  Expenses:
    Investment manager's fees--Note 3(A)                  270,732
    Shareholder servicing fees and expenses--Note 3(B)    314,447
    Custodian fees and expenses                            12,377
    Legal and auditing fees                                12,368
    Consultant fees                                         6,798
    Trustees' fees and expenses--Note 3(C)                 15,665
    Printing and Postage                                    6,565
    Pricing fees                                            8,531
    Insurance                                              10,090
    Other                                                   9,984
                                                         --------
       Net Expenses                                                     667,557
                                                                   ------------
INVESTMENT INCOME--NET                                                5,070,400
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--Note 4:
  Net realized gain on investments                        239,856
  Unrealized (depreciation) on investments               (3,785,634)
                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (3,545,778)
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,524,622
                                                                   ------------
                                                                   ------------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets (Unaudited)
                 ---------------------------------------------------------------

                                                                      Six Months
                                                                        Ended       Year Ended
                                                                       3/31/99       9/30/98
                                                                     (Unaudited)    (Audited)
                                                                     ------------  ------------
OPERATIONS:
  Invesment income--net                                              $  5,070,400  $  9,298,989
  Net realized gain                                                       239,856     3,247,694
  Net unrealized appreciation (depreciation)                           (3,785,634)    3,846,747
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                  1,524,622    16,393,430
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                  37,148,139    26,734,278
  Value of units redeemed                                             (14,595,784)  (27,911,465)
                                                                     ------------  ------------
  Net increase/(decrease) in net assets resulting from capital
    transactions                                                       22,552,355    (1,177,187)
                                                                     ------------  ------------
  Net increase                                                         24,076,977    15,216,243
NET ASSETS at beginning of year                                       162,355,049   147,138,806
                                                                     ------------  ------------
NET ASSETS at end of period                                          $186,432,026  $162,355,049
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
CORPORATE BONDS                                            1.3%
$   755,000 Old Republic International Corp.
             7.00% Due 06/15/2007                                 $   795,390
                                                                  -----------
Total Corporate Bonds (Cost $799,904)
MORTGAGES                                                  5.9%
$   160,219 Collateralized Mortgage Obligation Trust
             Remic 27A
             7.25% Due 04/23/2017                                 $   162,709
        136 Citicorp
             Mortgage Remic 1997-1A2
             7.25% Due 02/25/2027                                         135
    476,725 Citicorp
             Mortgage Remic 1997-3A4
             9.00% Due 08/25/2027                                     485,664
    300,000 General Electric Capital Management Service
             Remic 1996-3A4
             7.00% Due 03/25/2026                                     303,196
  1,055,799 General Electric Capital Management Service
             Remic 1998-2 A12
             7.00% Due 01/25/2028                                   1,064,518
    500,000 General Electric Capital Management Service
             Remic 1997-9 2A5
             7.00% Due 10/25/2027                                     504,374
    330,000 General Electric Capital Management Service
             Remic 1996-HE3 A4
             7.485% Due 09/25/2026                                    340,996
    332,934 Prudential Home Mortgage Securities
             Remic 1992-50 A5
             7.625% Due 02/25/2023                                    336,478
      7,971 John J. Matterer
             8.50% Due 01/01/2005                                       7,970
    456,000 Capstead Securities Corp. IV
             CMO 93-1E
             7.50% Due 02/01/2023                                     464,224
                                                                  -----------
Total Mortgages (Cost $3,660,554)                                   3,670,264
                                                                  -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                                             81.2%
$  560,0000 Federal Home Loan Bank Note
             5.125% Due 09/15/2003                                $   550,558
  1,000,000 Federal Home Loan Bank Note
             6.75% Due 03/18/2009                                     994,970
  1,000,000 Federal Home Loan Bank Structured Note
             6.30% Due 05/26/2008                                     983,600
  1,200,000 Federal Home Loan Mortgage Corp.
             Structured Note
             5.50% Due 02/10/2009                                   1,172,233

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,000,000 Federal Home Loan Mortgage Corp. Note
             6.54% Due 08/26/2008                                 $   991,543
  1,500,000 Federal Home Loan Mortgage Corp. Note
             6.91% Due 06/20/2005                                   1,520,757
  1,000,000 Federal Home Loan Mortgage Corp. Note
             6.41% Due 01/20/2009                                     987,763
      4,439 Federal Home Loan Mortgage Corp.
             Pool #200030
             9.00% Due 03/01/2001                                       4,583
     15,979 Federal Home Loan Mortgage Corp.
             Pool #200034
             8.50% Due 05/01/2001                                      16,475
      7,451 Federal Home Loan Mortgage Corp.
             Pool #200035
             9.00% Due 05/01/2001                                       7,693
     28,620 Federal Home Loan Mortgage Corp.
             Pool #200040
             9.00% Due 06/01/2001                                      29,549
     30,572 Federal Home Loan Mortgage Corp.
             Pool #200070
             7.50% Due 04/01/2002                                      31,144
     49,035 Federal Home Loan Mortgage Corp.
             Pool #200071
             7.50% Due 05/01/2002                                      49,953
     29,525 Federal Home Loan Mortgage Corp.
             Pool #212242
             7.50% Due 07/01/2001                                      30,011
      5,674 Federal Home Loan Mortgage Corp.
             Pool #212719
             7.50% Due 08/01/2001                                       5,767
     47,383 Federal Home Loan Mortgage Corp.
             Pool #213857
             7.50% Due 11/01/2001                                      48,162
     16,946 Federal Home Loan Mortgage Corp.
             Pool #214040
             7.50% Due 12/01/2001                                      17,225
     84,276 Federal Home Loan Mortgage Corp.
             Pool #290143
             8.50% Due 08/01/2006                                      87,296
     21,962 Federal Home Loan Mortgage Corp.
             Pool #320139
             8.00% Due 09/01/2001                                      22,388
    328,883 Federal Home Loan Mortgage Corp.
             Remic 1316Z
             8.00% Due 06/15/2022                                     345,965

See Notes to Financial Statements      35

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    25,292 Federal Home Loan Mortgage Corp.
             Remic 1468-O
             7.00% Due 10/15/2022                                 $    25,356
    621,374 Federal Home Loan Mortgage Corp.
             Remic 1552M
             6.50% Due 07/15/2022                                     621,752
     30,162 Federal Home Loan Mortgage Corp.
             Remic 157A
             8.75% Due 07/15/2000                                      30,869
    922,019 Federal Home Loan Mortgage Corp.
             Remic 1587Z
             6.50% Due 10/15/2008                                     927,924
    225,000 Federal Home Loan Mortgage Corp.
             Remic 1663C
             7.00% Due 01/15/2024                                     226,282
    418,740 Federal Home Loan Mortgage Corp.
             Remic 1681K
             7.00% Due 08/15/2023                                     419,842
    140,000 Federal Home Loan Mortgage Corp.
             Remic 1692K
             7.20% Due 09/15/2023                                     137,345
    317,000 Federal Home Loan Mortgage Corp.
             Remic 1695EA
             7.00% Due 12/15/2023                                     326,020
    264,082 Federal Home Loan Mortgage Corp.
             Remic 32E
             7.50.% Due 03/25/2005                                    263,177
    410,447 Federal Home Loan Mortgage Corp.
             Remic 1706LB
             7.00% Due 06/15/2023                                     414,512
     97,968 Federal Home Loan Mortgage Corp.
             Remic 1754B
             8.50% Due 02/15/2022                                      98,264
     85,000 Federal Home Loan Mortgage Corp.
             Remic 1753D
             8.50% Due 09/15/2024                                      90,706
    500,000 Federal Home Loan Mortgage Corp.
             Remic 1770PH
             8.00% Due 08/15/2023                                     515,373
    200,000 Federal Home Loan Mortgage Corp.
             Remic 1900N
             7.50% Due 11/15/2024                                     205,125
  1,440,000 Federal Home Loan Mortgage Corp.
             Remic 1932B
             7.00% Due 06/15/2025                                   1,465,001
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,235,448 Federal Home Loan Mortgage Corp.
             Remic 2046PZ
             6.50% Due 02/15/2028                                 $ 1,241,286
    510,811 Federal Home Loan Mortgage Corp.
             Remic 2062Z
             6.50% Due 06/15/2028                                     511,056
  1,500,000 Federal Home Loan Mortgage Corp.
             Remic 2092DL
             8.50% Due 09/15/2027                                   1,617,764
     59,832 Federal National Mortgage Association
             Remic 93-244A
             0.00% Due 11/25/2023                                      57,816
    500,000 Federal National Mortgage Association
             Medium Term Note
             7.65% Due 10/06/2006                                     507,171
    400,000 Federal National Mortgage Association
             Medium Term Note
             7.43% Due 06/13/2007                                     409,008
    320,000 Federal National Mortgage Association
             Medium Term Note
             6.50% Due 03/19/2008                                     319,225
  1,895,000 Federal National Mortgage Association
             Medium Term Note
             6.48% Due 04/02/2008                                   1,888,635
    385,000 Federal National Mortgage Association
             Medium Term Note
             6.87% Due 10/02/2007                                     387,340
    450,000 Federal National Mortgage Association
             Medium Term Note
             6.90% Due 08/21/2007                                     458,994
    500,000 Federal National Mortgage Association
             Medium Term Note
             6.61% Due 04/10/2008                                     499,072
  1,500,000 Federal National Mortgage Association
             Medium Term Note
             6.44% Due 01/07/2008                                   1,501,683
     86,002 Federal National Mortgage Association
             Pool #355656
             7.00% Due 08/01/2003                                      88,031
    207,027 Federal National Mortgage Association
             Pool #87277
             7.50% Due 04/01/2018                                     213,282
     52,143 Federal National Mortgage Association
             Pool #46609
             8.00% Due 05/01/2002                                      53,660

See Notes to Financial Statements      36

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    84,951 Federal National Mortgage Association
             Pool #46872
             8.00% Due 05/01/2002                                 $    87,160
      5,032 Federal National Mortgage Association
             Pool #47137
             8.00% Due 05/01/2002                                       5,179
     94,760 Federal National Mortgage Association
             Pool #47402
             8.00% Due 05/01/2002                                      97,517
     70,371 Federal National Mortgage Association
             Pool #47932
             8.00% Due 05/01/2002                                      72,419
     41,034 Federal National Mortgage Association
             Pool #48103
             8.00% Due 05/01/2002                                      42,228
      9,983 Federal National Mortgage Association
             Pool #7242
             8.50% Due 07/01/2001                                      10,306
      2,289 Federal National Mortgage Association
             Pool #29658
             8.50% Due 07/01/2001                                       2,363
     44,384 Federal National Mortgage Association
             Pool #30409
             8.50% Due 09/01/2001                                      45,819
     12,276 Federal National Mortgage Association
             Pool #26607
             9.00% Due 05/01/2001                                      12,702
      6,525 Federal National Mortgage Association
             Pool #26707
             9.00% Due 05/01/2001                                       6,752
     76,203 Federal National Mortgage Association
             Pool #28785
             9.00% Due 06/01/2001                                      78,846
     48,067 Federal National Mortgage Association
             Pool #28645
             9.00% Due 06/01/2001                                      49,734
     14,038 Federal National Mortgage Association
             Pool #29470
             9.00% Due 07/01/2001                                      14,525
    436,130 Federal National Mortgage Association
             Pool #82407
             9.00% Due 03/01/2004                                     454,569
    252,244 Federal National Mortgage Association
             Remic 1990-132Z
             7.00% Due 11/25/2020                                     251,995
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   177,000 Federal National Mortgage Association
             Remic G-41PT
             7.50% Due 10/25/2021                                 $   186,333
    582,261 Federal National Mortgage Association
             Remic 1992-131H
             7.50% Due 06/25/2021                                     588,091
  1,000,000 Federal National Mortgage Association
             Remic 1992-138P
             7.50% Due 08/25/2022                                   1,011,619
    225,000 Federal National Mortgage Association
             Remic 1992-202J
             7.50% Due 04/25/2020                                     231,257
    244,000 Federal National Mortgage Association
             Remic 1993-1G
             7.50% Due 01/25/2022                                     250,306
    700,000 Federal National Mortgage Association
             Remic 1993-89D
             7.00% Due 06/25/2023                                     699,910
  1,200,000 Federal National Mortgage Association
             Remic 1994-38J
             7.00% Due 11/25/2012                                   1,223,549
  1,000,000 Federal National Mortgage Association
             Remic 1994-75N
             7.00% Due 04/25/2024                                   1,005,505
    260,888 Federal National Mortgage Association
             Remic 1997-7U
             7.00% Due 08/18/2022                                     262,066
  2,780,000 Federal National Mortgage Association
             Remic 92-135J
             7.50% Due 02/25/2021                                   2,836,298
    711,000 Federal National Mortgage Association
             Remic 92-174H
             7.25% Due 09/25/2021                                     722,295
    192,000 Federal National Mortgage Association
             Remic 93-4LA
             8.00% Due 01/25/2023                                     205,199
    645,000 Federal National Mortgage Association
             Remic 93-54J
             6.75% Due 10/25/2022                                     638,223
    538,268 Federal National Mortgage Association
             Remic G92-40ZC
             7.00% Due 07/25/2022                                     544,692
  1,000,000 Federal National Mortgage Association
             Remic G93-32J
             6.75% Due 05/25/2009                                   1,022,458

See Notes to Financial Statements      37

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,821,293 Federal National Mortgage Association
             Remic 1993-188QZ
             6.00% Due 10/25/2008                                 $ 1,802,459
    230,000 Federal National Mortgage Association
             Remic G93-38H
             6.50% Due 12/25/2023                                     229,514
    429,144 Federal National Mortgage Association
             Remic G93-40ZC
             6.50% Due 12/25/2023                                     412,341
    331,876 Federal National Mortgage Association
             Remic 94-32Z
             6.50% Due 03/25/2009                                     334,114
    292,738 Federal National Mortgage Association
             Remic 94-20Z
             6.50% Due 02/25/2009                                     293,819
    665,249 Federal National Mortgage Association
             Remic 98-34AV
             6.50% Due 06/18/2028                                     666,360
  2,718,944 Federal National Mortgage Association
             Remic 94-76KB
             0.00% Due 04/25/2024                                   2,292,861
     15,982 Federal National Mortgage Association Strips
             0.00% Due 03/01/2018                                      13,192
    542,173 Government National Mortgage Association
             Pool #002326
             8.50% Due 11/20/2026                                     568,115
    318,726 Government National Mortgage Association
             Pool #9257
             8.25% Due 06/20/2025                                     332,642
      8,574 Government National Mortgage Association
             Pool #008881
             8.25% Due 03/15/2006                                       9,046
        991 Government National Mortgage Association
             Pool #009335
             8.25% Due 04/15/2006                                       1,046
    770,532 Government National Mortgage Association
             Pool #409781
             8.25% Due 08/15/2025                                     810,916
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   368,035 Government National Mortgage Association
             Pool #427291
             8.25% Due 12/15/2027                                 $   387,011
    387,387 Government National Mortgage Association
             Pool #453323
             8.25% Due 09/15/2027                                     407,361
    503,934 Government National Mortgage Association
             Pool #453336
             8.25% Due 09/15/2027                                     529,917
  1,625,476 Government National Mortgage Association
             Pool #440640
             8.25% Due 06/15/2027                                   1,709,285
    200,000 United States Treasury Notes
             7.75% Due 02/15/2001                                     209,625
  4,000,000 United States Treasury Strips
             0.00% Due 08/15/2002                                   3,365,756
                                                                  -----------
Total United States Government and Agency Obligations
  (Cost $50,075,548)                                              $50,454,493
                                                                  -----------
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                                          11.3%
$ 1,000,000 Duke Energy Corp.
             5.00% Due 04/01/1999                                 $ 1,000,000
  3,000,000 Merrill Lynch
             5.00% Due 04/01/1999                                   3,000,000
  3,000,000 Mobil Corp.
             5.00% Due 04/01/1999                                   3,000,000
                                                                  -----------
Total Commercial Paper (Cost $7,000,000)                          $ 7,000,000
                                                                  -----------
Total Investments (Cost $61,536,007)                      99.7%    61,920,147
Other Assets, Less Liabilities                             0.3%       185,912
                                                          -----   -----------
Net Assets                                                100.0%  $62,106,059
                                                          -----   -----------
                                                          -----   -----------

See Notes to Financial Statements      38

                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $61,536,007)--Note 2(A)                                           $61,920,147
  Cash                                                                   91,080
  Receivable for units sold                                              19,687
  Interest receivable                                                   457,234
  Collateral for securities loaned, at fair value (Note
  4)                                                                  1,486,310
  Other assets                                                            9,835
                                                                    -----------
                                                                     63,984,293
LIABILITIES:
  Payable for investments purchased                       $292,343
  Payable upon return of securities loaned (Note 4)       1,486,310
  Payable for units redeemed                                22,195
  Payable to investment managers                            20,017
  Accrued expenses                                          57,369    1,878,234
                                                          --------  -----------
NET ASSETS at value, applicable to 1,802,320 outstanding
  units of beneficial interest--Note 5                              $62,106,059
                                                                    -----------
                                                                    -----------
NET ASSET VALUE offering and redemption price per unit
  ($62,106,059 divided by 1,802,320 units)                          $     34.46
                                                                    -----------
                                                                    -----------

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                               $1,894,817
                                                           ----------
       Total Income                                                    $1,894,817
  Expenses:
    Investment manager's fees--Note 3(A)                      112,795
    Shareholder servicing fees and expenses--Note 3(B)        154,549
    Custodian fees and expenses                                 6,458
    Legal and auditing fees                                    10,921
    Consultant fees                                             6,798
    Trustees' fees and expenses--Note 3(C)                     15,665
    Printing and Postage                                        6,565
    Pricing fees                                                7,062
    Insurance                                                   4,359
    Other                                                      10,004
                                                           ----------
       Net Expenses                                                       335,176
                                                                       ----------
INVESTMENT INCOME--NET                                                  1,559,641
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                             35,700
  Unrealized (depreciation) on investments                   (950,083)
                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (914,383)
                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  645,258
                                                                       ----------
                                                                       ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets (Unaudited)
                 ---------------------------------------------------------------

                                                                       Six Months      Year
                                                                          Ended        Ended
                                                                         3/31/99      9/30/98
                                                                       (Unaudited)   (Audited)
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $ 1,559,641  $ 3,815,398
  Net realized gain                                                         35,700      864,694
  Net unrealized appreciation (depreciation)                              (950,083)     282,393
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                     645,258    4,962,485
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                    9,908,213    7,479,124
  Value of units redeemed                                               (8,165,828) (21,111,961)
                                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from capital
  transactions                                                           1,742,385  (13,632,837)
                                                                       -----------  -----------
  Net increase (decrease)                                                2,387,643   (8,670,352)
  NET ASSETS at beginning of year                                       59,718,416   68,388,768
                                                                       -----------  -----------
  NET ASSETS at end of period                                          $62,106,059  $59,718,416
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                              Value
----------                                                       -----------
CORPORATE BONDS                                           0.3%
$   75,000 Potomac Electric Power Co.
            4.50% Due 05/15/1999                                 $    75,000
                                                                 -----------
Total Corporate Bonds (Cost $75,000)                                  75,000
                                                                 -----------
COMMERCIAL PAPER                                          1.0%
$  300,000 Ford Motor Credit Co.
            4.83% Due 04/05/1999                                 $   299,838
                                                                 -----------
Total Commercial Paper (Cost $299,838)                               299,838
                                                                 -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                                            50.6%
$1,345,000 Federal Home Loan Bank
            6.10% Due 10/12/2000                                 $ 1,352,223
   500,000 Federal Home Loan Bank
            5.21% Due 10/20/2000                                     498,521
   500,000 Federal Home Loan Bank
            5.29% Due 10/27/2000                                     498,871
   250,000 Federal Home Loan Mortgage Corp.
            5.52% Due 01/08/2001                                     249,844
   500,000 Federal Home Loan Mortgage Corp.
            5.50% Due 01/08/2001                                     499,593
   250,000 Federal Home Loan Mortgage Corp.
            5.48% Due 02/26/2001                                     249,698
   322,365 Federal Home Loan Mortgage Corp.
            Pool #50337
            7.50% Due 10/01/2000                                     325,931
    56,145 Federal Home Loan Mortgage Corp.
            Pool #90119
            7.00% Due 05/01/1999                                      56,126
   227,946 Federal Home Loan Mortgage Corp.
            Pool #91909
            6.50% Due 09/01/1999                                     229,423
    80,921 Federal Home Loan Mortgage Corp.
            Pool #80095
            7.50% Due 05/01/1999                                      80,921
   160,005 Federal Home Loan Mortgage Corp.
            Pool #80120
            7.00% Due 08/01/1999                                     161,450
   186,042 Federal Home Loan Mortgage Corp.
            Pool #80157
            7.00% Due 03/01/2000                                     189,548
   152,472 Federal Home Loan Mortgage Corp.
            Pool #90345
            7.00% Due 05/01/1999                                     152,552

Principal
Amount                                                              Value
----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   43,078 Federal Home Loan Mortgage Corp.
            Pool #90352
            7.50% Due 05/01/1999                                 $    43,108
   275,160 Federal Home Loan Mortgage Corp.
            Pool #90337
            6.00% Due 05/01/1999                                     275,132
   115,863 Federal Home Loan Mortgage Corp.
            Pool #90345
            7.50% Due 08/01/1999                                     117,145
   444,007 Federal Home Loan Mortgage Corp.
            Pool #90360
            7.50% Due 09/01/1999                                     448,918
   436,621 Federal Home Loan Mortgage Corp.
            Pool #90366
            7.50% Due 10/01/1999                                     441,450
   305,963 Federal Home Loan Mortgage Corp.
            Pool #90397
            7.50% Due 04/01/2000                                     311,241
    68,665 Federal Home Loan Mortgage Corp.
            Pool #93400
            6.50% Due 04/01/2000                                      69,580
   226,660 Federal Home Loan Mortgage Corp.
            Pool #99025
            7.50% Due 01/01/2000                                     229,183
   679,582 Federal Home Loan Mortgage Corp.
            Pool #99023
            7.50% Due 01/01/2000                                     687,146
   175,721 Federal Home Loan Mortgage Corp.
            Pool #72494
            7.50% Due 06/01/1999                                     177,665
    11,102 Federal Home Loan Mortgage Corp.
            Pool #72804
            7.50% Due 09/01/1999                                      11,225
   467,635 Federal Home Loan Mortgage Corp.
            Pool #73383
            6.50% Due 10/01/2000                                     472,471
   214,246 Federal Home Loan Mortgage Corp.
            Pool #40001
            7.00% Due 08/01/2000                                     218,283
    97,845 Federal Home Loan Mortgage Corp.
            Pool #40009
            6.50% Due 09/01/2000                                      99,149
   341,124 Federal Home Loan Mortgage Corp.
            Pool #50192
            6.50% Due 09/01/1999                                     343,353

See Notes to Financial Statements      41

Statement of Investments
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                              Value
----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   40,971 Federal Home Loan Mortgage Corp.
            Pool #80044
            6.00% Due 11/01/2000                                 $    41,132
    40,467 Federal Home Loan Mortgage Corp.
            Pool #90122
            7.00% Due 07/01/1999                                      40,824
   152,185 Federal Home Loan Mortgage Corp.
            Pool #90155
            7.00% Due 01/01/2000                                     153,526
   489,200 Federal Home Loan Mortgage Corp.
            Remic 1674 VA
            4.95% Due 07/15/2000                                     487,655
   300,000 Federal National Mortgage Association
            Medium Term Note
            5.16% Due 12/22/2000                                     298,712
     9,566 Federal National Mortgage Association
            Pool #50649
            8.00% Due 08/01/1999                                       9,679
    48,870 Federal National Mortgage Association
            Pool #50702
            7.50% Due 01/01/2000                                      49,745
 1,086,184 Federal National Mortgage Association
            Pool #50754
            6.50% Due 06/01/2000                                   1,098,534
    42,341 Federal National Mortgage Association
            Pool #124368
            8.00% Due 06/01/1999                                      42,840
    12,740 Federal National Mortgage Association
            Pool #124590
            8.00% Due 08/01/1999                                      12,890
    84,694 Federal National Mortgage Association
            Pool #124643
            7.50% Due 01/01/2000                                      85,507
 1,538,649 Federal National Mortgage Association
            Pool #124673
            7.00% Due 02/01/2000                                   1,562,129
    84,844 Federal National Mortgage Association
            Pool #124789
            7.50% Due 04/01/2000                                      86,362
Principal
Amount                                                              Value
----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$  118,099 Federal National Mortgage Association
            Pool #124833
            7.50% Due 05/01/2000                                 $   119,233
   332,067 Federal National Mortgage Association
            Pool #190781
            7.50% Due 05/01/2000                                     335,256
   112,792 Federal National Mortgage Association
            Pool #190808
            7.50% Due 04/01/2000                                     113,875
   789,247 Federal National Mortgage Association
            Pool #303072
            7.50% Due 07/01/2000                                     796,824
   288,366 Federal National Mortgage Association
            Pool #303581
            7.00% Due 01/01/2000                                     290,535
    37,486 Federal National Mortgage Association
            Remic 1992-79LB
            7.00% Due 09/25/1999                                      37,496
    80,202 Federal National Mortgage Association
            Remic 1992-106G
            7.00% Due 06/25/1999                                      79,961
   236,531 Federal National Mortgage Association
            Remic 1993-33E
            6.25% Due 05/25/2000                                     237,130
                                                                 -----------
Total United States Government and Agency
Obligations (Cost $14,412,874)                                   $14,469,595
                                                                 -----------
REPURCHASE AGREEMENT                                     52.6%
$15,050,000 Cantor Fitzgerald, Inc. Dated 3/31/1999 4.90%
            Due 4/1/99 Collateralized by $12,766,000
            United States Treasury Bond Due 2/15/2003
            (Value $15,351,115)                                  $15,050,000
                                                                 -----------
Total investments (Cost $29,837,712)                     104.5%  $29,894,434
Liabilities, net of other assets                         (4.5%)   (1,273,644)
                                                         -----   -----------
Net Assets                                               100.0%  $28,620,790
                                                         -----   -----------
                                                         -----   -----------

See Notes to Financial Statements      42

                 Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $29,837,712)--Note 2(A)                                           $29,894,433
  Cash                                                                   41,056
  Receivable for units sold                                             176,585
  Interest receivable                                                   140,743
  Other assets                                                           22,423
                                                                    -----------
                                                                     30,275,240
LIABILITIES:
  Payable for securities purchased                        $1,571,860
  Payable for units redeemed                                33,293
  Payable to investment managers                             5,964
  Accrued expenses                                          43,333    1,654,450
                                                          --------  -----------
NET ASSETS at value, applicable to 1,253,942 outstanding
  units of beneficial interest--Note 5                              $28,620,790
                                                                    -----------
                                                                    -----------
NET ASSET VALUE offering and redemption price per unit
  ($28,620,790 divided by 1,253,942 units)                          $     22.82
                                                                    -----------
                                                                    -----------

                 Statement of Operations         Six Months Ended March 31, 1999
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                                  $ 743,717
                                                              ---------
       Total Income                                                      $ 743,717
  Expenses:
    Investment manager's fees--Note 3(A)                         34,550
    Shareholder servicing fees and expenses--Note 3(B)           81,580
    Custodian fees and expenses                                   4,948
    Legal and auditing fees                                      10,692
    Consultant fees                                               6,797
    Trustees' fees and expenses--Note 3(C)                       15,665
    Printing and Postage                                          6,567
    Pricing fees                                                  2,387
    Insurance                                                     1,555
    Other                                                         9,984
                                                              ---------
       Total Expenses                                           174,725
       Less expense reimbursement--Note 3(A)                    (64,165)
       Net Expenses                                                        110,560
                                                                         ---------
INVESTMENT INCOME--NET                                                     633,157
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
  Net realized (loss) on investments                            (21,498)
  Unrealized appreciation on investments                         18,245
                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      (3,253)
                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 629,904
                                                                         ---------
                                                                         ---------

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months      Year
                                                                          Ended        Ended
                                                                         3/31/99      9/30/98
                                                                       (Unaudited)   (Audited)
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $   633,157  $ 1,208,717
  Net realized (loss)                                                      (21,498)        (625)
  Net unrealized appreciation                                               18,245       21,885
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                     629,904    1,229,977
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   20,406,399   51,447,590
  Value of units redeemed                                              (24,800,033) (47,314,082)
                                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from capital
  transactions                                                          (4,393,634)   4,133,508
                                                                       -----------  -----------
  Net increase (decrease)                                               (3,763,730)   5,363,485
  NET ASSETS at beginning of year                                       32,384,520   27,021,035
                                                                       -----------  -----------
  NET ASSETS at end of period                                          $28,620,790  $32,384,520
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("RSI") is limited to
                 IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of RSI to have business interests in common with organizations participating in RSI. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, RSI operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing as of March 31, 1999 seven classes of units of beneficial interest: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of RSI as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc. ("RSGroup-Registered Trademark-").

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1)each listed equity security is valued at its closing
                        price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price;

                     (2)each unlisted equity security quoted on the NASDAQ is
                        valued at the last current bid price obtained from the NASDAQ;

                     (3)United States Government and agency and instrumentality obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

                     (4)short-term money market instruments (such as
                        certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the officers of the Fund using methods and procedures reviewed and approved by the Trustees.

                     Investments denominated in foreign currencies are
                 translated to United States dollars at the prevailing rate of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date plus one basis. Realized gain and loss from securities transactions are recorded on a First In-First Out (FIFO) basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                 (C) SECURITIES LOANS:  The Investment Funds lend their
                     securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

                 (D) DIVIDENDS TO UNITHOLDERS:  RSI does not normally declare nor pay dividends on its net investment income or capital gains.

                 (E) FEDERAL INCOME TAXES:  RSI has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under Section

                     501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

                 (F) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

                 (G) OTHER:  RSI accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     Administrative expenses incurred by RSI relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

                 (H) OPTIONS VALUATION:  The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                 (A) Retirement System Investors Inc. ("Investors") is the
                     Investment Advisor for each Investment Fund. Investors has retained sub-advisors to manage the International Equity Fund and the Emerging Growth Equity Fund. Investors acts as Investment Manager to a portion of the remaining Trust Investment Funds and a portion of the Emerging Growth Equity Fund, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders.

                     Beginning February 8, 1999, Investors, Inc. assumed portfolio management of a portion of the Emerging Growth Equity Fund, replacing Friess Associates, Inc. HLM Management Company, Inc. continues as sub-advisor to the balance of the Emerging Growth Equity Fund.

                     Beginning March 1, 1999, Bank of Ireland Asset Management (U.S.) Limited became the sub-advisor to the International Equity Fund, replacing Morgan Grenfell Investment Services Limited.

                     Fees incurred by Investors pursuant to the provisions of its investment management contracts are payable monthly to Investors and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly basis as appropriate at the rates listed in the following table.

INVESTMENT FUND             INVESTMENT MANAGER              FEE
-------------------------  --------------------  -------------------------
Core Equity Fund           Retirement System     .60% on first $50 million
                             Investors Inc.      .50% on next $150
                                                 million,
                                                 and .40% over $200
                                                 million
Value Equity Fund          Retirement System     .60% on first $10
                             Investors Inc.      million,
                                                 .50% on next $10 million,
                                                 .40% on next $20 million,
                                                 .30% on next $20 million,
                                                 .20% on next $40 million,
                                                 .15% on next $50 million,
                                                 and .10% over $150
                                                 million
Emerging Growth            Friess Associates,    1.00%
  Equity Fund                Inc.
                             (Sub-adviser
                             through 2/7/99)
                           Retirement System     1.00%
                             Investors, Inc.
                             (Portfolio manager
                             beginning 2/8/99)
                           HLM Management        1.00% on first $25
                             Company, Inc.       million
                             (Sub-adviser)       .80% on next $25 million,
                                                 and .60% over $50 million
International              Morgan Grenfell       .60% on first $50
  Equity Fund                Investment          million,
                             Services Limited    and .50% over $50 million
                             (Sub-adviser
                             through 2/28/99)
                           Bank of Ireland       .60% on first $50
                             Asset               million,
                             Management (U.S.)   and .50% over $50 million
                             Limited
                             (Sub-adviser
                             beginning 3/1/99)

INVESTMENT FUND             INVESTMENT MANAGER              FEE
-------------------------  --------------------  -------------------------
                                                 *.75% on first $20
                                                 million,
                                                 .50% on next $30 million,
                                                 and .35% over $50 million

Actively Managed           Retirement System     .40% on first $50
  Bond Fund                  Investors, Inc.     million,
                                                 .30% on next $100
                                                 million,
                                                 and .20% over $150
                                                 million
Intermediate-Term          Retirement System     .40% on first $50
  Bond Fund                  Investors Inc.      million,
                                                 .30% on next $100
                                                 million,
                                                 and .20% over $150
                                                 million
Short-Term                 Retirement System     .25 on first $50 million,
  Investment Fund            Investors Inc.      and .20% over $50 million

                     RSI's investment management agreement with Investors provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the period ended March 31, 1999, Investors has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $64,165, to limit the Fund's annual expenses to 0.80% of average net assets.

                 (B) Shareholder servicing fees and expenses for the year ended consist of fees paid to Retirement System Consultants Inc., (a subsidiary of RSGROUP) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the Investment Funds is as follows:

          AVERAGE NET ASSETS                    FEE
          -------------------------  -------------------------
          First $25 million                                .60%
          Next $25 million                                 .50%
          Next $25 million                                 .40%
          Over $75 million                                 .30%

                 (C) Each Trustee who is not an officer of RSI receives an
                     annual fee of $9,500 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Several Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of RSI are also officers of RSGROUP and its subsidiaries.

--------------------------

*           Fee structure change, effective 4/26/99, as approved by unitholders.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the period ended March 31, 1999:

                                                         PURCHASES         SALES
                                                       --------------  --------------
Core Equity Fund                                       $    3,275,212  $   19,525,217
Value Equity Fund                                          22,093,657      27,313,724
Emerging Growth Equity Fund                                81,949,753      88,769,448
International Equity Fund                                  32,792,631      39,909,827
Actively Managed Bond Fund                                 67,051,251      45,673,721
Intermediate-Term Bond Fund                                16,214,367      20,877,244

                     Net unrealized appreciation (depreciation) consisting of
                 gross unrealized appreciation and gross unrealized depreciation at March 31, 1999 for each of the Investment Funds was as follows:

                                                            GROSS            GROSS
                                      NET UNREALIZED      UNREALIZED       UNREALIZED
                                       APPRECIATION      APPRECIATION     DEPRECIATION
                                     ----------------  ----------------  --------------
Core Equity Fund                     $    138,092,047  $    140,311,819  $   (2,219,772)
Value Equity Fund                          11,274,632        15,628,508      (4,353,876)
Emerging Growth Equity Fund                 5,716,169         9,872,156      (4,155,987)
International Equity Fund                   2,658,653         3,361,426        (702,773)
Actively Managed Bond Fund                  4,676,136         5,501,382        (825,246)
Intermediate-Term Bond Fund                   384,140           557,573        (173,433)
Short-Term Investment Fund                     56,722            61,771          (5,049)

                     The following summarizes the market value of securities
                 that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 1999:

                                                          VALUE OF
                                                         SECURITIES       VALUE OF
                                                           LOANED        COLLATERAL
                                                       --------------  --------------
Core Equity Fund                                       $    1,324,522  $    1,399,479
Value Equity Fund                                           2,666,128       2,858,312
Emerging Growth Equity Fund                                 8,613,973       9,265,820
International Equity Fund                                     570,023         602,075
Actively Managed Bond Fund                                 13,994,728      14,289,295
Intermediate Term Bond Fund                                 3,816,644       3,889,463
Short-Term Investment Fund                                          0               0

                     These securities lending arrangements may result in
                 significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

                     In June 1996, the Financial Accounting Standards Board
                 issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). SFAS 125 provides accounting and reporting standards for transfers of financial assets, including repurchase agreements and securities lending arrangements, and establishes new requirements for pledged collateral. RSI has adopted this pronouncment effective January 1, 1998 and its adoption had no effect on the net assets of the Investment Funds.

                     For the period ended March 31, 1999 the Emerging Growth
                 Equity Fund, Value Equity Fund, and the International Equity Fund each had expenses paid through brokerage/service arrangements which amounted to $10,000, $0 and $5,000 respectively.

                 NOTE 5--CAPITAL TRANSACTIONS:

                     At March 31, 1999 there were an unlimited number of units
                 of beneficial interest authorized for each Investment Fund.

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended March 31, 1999 were as follows:

                           Core Equity              Value Equity
                               Fund                     Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold              127,479  $ 11,949,566     85,982  $  5,779,915
Units redeemed         (332,045)  (31,264,611)  (170,357)  (11,356,355)
                     ----------  ------------  ---------  ------------
Net (decrease)         (204,566) $(19,315,045)   (84,375) $ (5,576,440)
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                         Emerging Growth            International
                           Equity Fund               Equity Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold               63,288  $  3,968,374     27,864  $  1,443,852
Units redeemed         (182,505)  (11,568,927)  (130,828)   (6,791,461)
                     ----------  ------------  ---------  ------------
Net (decrease)         (119,217) $ (7,600,553)  (102,964) $ (5,347,609)
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                     Actively Managed          Intermediate-Term
                        Bond Fund                  Bond Fund
                 ------------------------  --------------------------
                   Units        Amount        Units         Amount
                 ----------  ------------  ------------  ------------
Units sold          984,745  $ 37,148,139       289,747  $  9,908,213
Units redeemed     (385,997)  (14,595,784)     (238,717)   (8,165,828)
                 ----------  ------------  ------------  ------------
Net increase        598,748  $ 22,552,355        51,030  $  1,742,385
                 ----------  ------------  ------------  ------------
                 ----------  ------------  ------------  ------------

                              Short-Term
                           Investment Fund
                       ------------------------
                         Units        Amount
                       ----------  ------------
Units sold                901,971  $ 20,406,399
Units redeemed         (1,099,504)  (24,800,033)
                       ----------  ------------
Net (decrease)           (197,533) $ (4,393,634)
                       ----------  ------------
                       ----------  ------------

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 1998 were as follows:

                               Core                     Value
                           Equity Fund               Equity Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold              276,487  $ 22,854,166    334,572  $ 20,642,979
Units redeemed         (844,421)  (68,118,523)  (251,265)  (15,152,673)
                     ----------  ------------  ---------  ------------
Net increase
 (decrease)            (567,934) $(45,264,357)    83,307  $  5,490,306
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                         Emerging Growth            International
                           Equity Fund               Equity Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold              153,746  $ 11,606,019    195,365  $  9,648,430
Units redeemed         (231,027)  (17,083,955)  (135,770)   (6,755,055)
                     ----------  ------------  ---------  ------------
Net increase
 (decrease)             (77,281) $ (5,477,936)    59,595  $  2,893,375
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                         Actively Managed         Intermediate-Term
                            Bond Fund                 Bond Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold              744,236  $ 26,734,278    227,648  $  7,479,124
Units redeemed         (782,105)  (27,911,465)  (643,793)  (21,111,961)
                     ----------  ------------  ---------  ------------
Net (decrease)          (37,869) $ (1,177,187)  (416,145) $(13,632,837)
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                              Short-Term
                           Investment Fund
                       ------------------------
                         Units        Amount
                       ----------  ------------
Units sold              2,372,449  $ 51,447,590
Units redeemed         (2,193,734)  (47,314,082)
                       ----------  ------------
Net increase              178,715  $  4,133,508
                       ----------  ------------
                       ----------  ------------

                     Net Assets at March 31, 1999 are comprised as follows:

                                              Emerging
                                               Growth
                              Core Equity      Equity        Value      International
                                 Fund           Fund      Equity Fund   Equity Fund
                             -------------  ------------  ------------  -----------
Paid-in capital (deficit)    $(166,770,328) $(48,344,849) $(33,507,568) $(7,555,720)
Accumulated income (loss)       49,081,020    (4,386,739)   19,685,777   (1,418,143)
Accumulated realized gain      182,847,774   105,668,298    77,148,345   40,736,182
Unrealized appreciation        138,092,047     5,716,169    11,274,632    2,628,515
                             -------------  ------------  ------------  -----------
                             $ 203,250,513  $ 58,652,879  $ 74,601,186  $34,390,834
                             -------------  ------------  ------------  -----------
                             -------------  ------------  ------------  -----------

                                          Short-Term                       Actively
                                          Investment    Intermediate-Term   Managed
                                             Fund          Bond Fund      Bond Fund
                                        --------------  ---------------  ------------
Paid-in capital (deficit)                $(15,455,444)   $ (82,594,721)  $(26,651,554)
Accumulated income                         42,711,725      128,181,692    170,947,589
Accumulated realized gain                   1,307,787       16,134,948     37,459,854
Unrealized appreciation                        56,722          384,140      4,676,137
                                        --------------  ---------------  ------------
                                         $ 28,620,790    $  62,106,059   $186,432,026
                                        --------------  ---------------  ------------
                                        --------------  ---------------  ------------

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:
                     The Investment Funds activity during the year in writing
                 equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates the Investment Funds to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

                     A summary of the Investment Funds option transactions
                 written for the year follows:

                                                          Number of
                                                           Options      Premiums
                                                          Contracts     Received
                                                        -------------  -----------
Core Equity Fund
Contracts outstanding at September 30, 1998                       3     $   2,622
Options written                                                 160        88,277
Options exercised                                                 0             0
Options expired                                                 (93)      (33,876)
                                                                ---    -----------
Contracts outstanding at March 31, 1999                          70     $  57,023
                                                                ---    -----------
                                                                ---    -----------

                     As of March 31, 1999, the International Equity Fund had
                 outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements at the Fund's net gain of $11,538 which is the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at March 31, 1999.

                      Contracts to sell
               -------------------------------
48,453,000     Japanese Yen for U.S. $412,191    05/18/99  $   2,238
42,981,000     Japanese Yen for U.S. $365,933    05/24/99  $   2,147
34,579,000     Japanese Yen for U.S. $294,555    05/28/99  $   1,813
39,619,000     Japanese Yen for U.S. $338,035    06/09/99  $   2,384
75,573,000     Japanese Yen for U.S. $645,322    06/15/99  $   4,840
48,662,000     Japanese Yen for U.S. $410,927    07/02/99  $  (1,883)

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                          CORE EQUITY FUND
                                   --------------------------------------------------------------
                                     Six
                                   Months
                                    Ended      Year       Year       Year       Year       Year
                                   3/31/99     Ended      Ended      Ended      Ended      Ended
                                   (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                   -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                           $79.41      $76.11     $56.57     $46.71     $35.57     $34.49
                                   -------    -------    -------    -------    -------    -------
Income from Investment
  Operations:

Investment income--net               0.19        0.58       0.60       0.72       0.74       0.54
Net realized and unrealized gain
  on investments                    21.19        2.72      18.94       9.14      10.40       0.54
                                   -------    -------    -------    -------    -------    -------
Total from Investment Operations    21.38        3.30      19.54       9.86      11.14       1.08
                                   -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
  Period                           $100.79     $79.41     $76.11     $56.57     $46.71     $35.57
                                   -------    -------    -------    -------    -------    -------
                                   -------    -------    -------    -------    -------    -------
Total Return+                       26.92 %      4.34%     34.54%     21.11%     31.32%      3.13%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                          (0.97)%     (0.94)%    (0.90)%    (0.92)%    (0.98)%    (1.01)%
  Investment income--net             0.41 %      0.72%      0.92%      1.40%      1.86%      1.56%
Portfolio Turnover Rate+             1.67 %      5.62%      5.68%      9.95%      7.91%      6.47%
Net Assets at End of the Period
  ($1,000's)                       $203,251   $176,367   $212,273   $217,356   $189,942   $141,544

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                              VALUE EQUITY FUND
                                        --------------------------------------------------------------
                                          Six
                                        Months
                                         Ended      Year       Year       Year       Year       Year
                                        3/31/99     Ended      Ended      Ended      Ended      Ended
                                        (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                        -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of Period    $56.27      $57.36     $39.67     $32.63     $27.05     $26.48
                                        -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                    0.32        0.57       0.60       0.72       0.93       0.79
Net realized and unrealized gain
  (loss) on investments                  14.35       (1.66)     17.09       6.32       4.65      (0.22)
                                        -------    -------    -------    -------    -------    -------
Total from Investment Operations         14.67       (1.09)     17.69       7.04       5.58       0.57
                                        -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period      $70.94      $56.27     $57.36     $39.67     $32.63     $27.05
                                        -------    -------    -------    -------    -------    -------
                                        -------    -------    -------    -------    -------    -------
TOTAL RETURN+                            26.07 %     (1.90)%    44.59%     21.58%     20.63%      2.15%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                               (1.08)%     (1.11)%    (1.20)%    (1.20)%    (1.32)%    (1.41)%
  Investment income--net                  0.97 %      0.93%      1.26%      1.98%      3.24%      3.02%
  Portfolio Turnover Rate+               30.90 %     95.66%     99.25%     61.53%     67.06%     40.41%
  Net Assets at End of the Period
    ($1,000's)                          $74,601    $63,931    $60,389    $52,231    $43,824    $35,603

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                         EMERGING GROWTH EQUITY FUND
                                        --------------------------------------------------------------
                                          Six
                                        Months
                                         Ended      Year       Year       Year       Year       Year
                                        3/31/99     Ended      Ended      Ended      Ended      Ended
                                        (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                        -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of Period    $54.90      $84.47     $67.07     $52.58     $35.96     $35.52
                                        -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment (loss)--net                   (0.50)      (0.90)     (0.95)     (0.90)     (0.67)     (0.57)
Net realized and unrealized gain on
  investments                            11.67      (28.67)     18.35      15.39      17.29       1.01
                                        -------    -------    -------    -------    -------    -------
Total from Investment Operations         11.17      (29.57)     17.40      14.49      16.62       0.44
                                        -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period      $66.07      $54.90     $84.47     $67.07     $52.58     $35.96
                                        -------    -------    -------    -------    -------    -------
                                        -------    -------    -------    -------    -------    -------
Total Return+                            20.35 %    (35.01)%    25.94%     27.56%     46.22%      1.24%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                             (2.09)%     (1.94)%    (1.98)%    (1.91)%    (2.12)%    (2.08)%
  Investment income--net                 (1.65)%     (1.22)%    (1.39)%    (1.54)%    (1.61)%    (1.64)%
Portfolio Turnover Rate+                144.47 %    204.41%    177.68%    150.40%    170.54%    114.15%
Net Assets at End of the Period
  ($1,000's)                            $58,653    $55,287    $91,589    $92,136    $74,625    $48,293

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                     INTERNATIONAL EQUITY FUND
                                   --------------------------------------------------------------
                                     Six
                                   Months
                                    Ended      Year       Year       Year       Year       Year
                                   3/31/99     Ended      Ended      Ended      Ended      Ended
                                   (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                   -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                           $45.44      $51.09     $45.25     $40.25     $38.08     $34.36
                                   -------    -------    -------    -------    -------    -------
Income from Investment
  Operations:

Investment (loss)--net              (0.27)      (0.14)     (0.14)     (0.08)     (0.02)     (0.09)
Net realized and unrealized gain
  (loss) on investments              7.97       (5.51)      5.98       5.08       2.19       3.81
                                   -------    -------    -------    -------    -------    -------
Total from Investment Operations     7.70       (5.65)      5.84       5.00       2.17       3.72
                                   -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
  Period                           $53.14      $45.44     $51.09     $45.25     $40.25     $38.08
                                   -------    -------    -------    -------    -------    -------
                                   -------    -------    -------    -------    -------    -------
Total Return+                       16.95 %    (11.06)%    12.91%     12.42%      5.70%     10.83%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                        (2.03)%     (1.94)%    (1.96)%    (1.93)%    (1.90)%    (1.96)%
  Investment income--net            (1.11)%     (0.27)%    (0.29)%    (0.20)%    (0.07)%    (0.25)%
Portfolio Turnover Rate+            92.25 %     92.82%     61.87%     51.29%     51.40%     44.25%
Net Assets at End of the Period
  ($1,000's)                       $34,391    $34,083    $35,276    $39,602    $31,143    $28,672

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                          ACTIVELY MANAGED
                                                             BOND FUND
                                   --------------------------------------------------------------
                                     Six
                                   Months
                                    Ended      Year       Year       Year       Year       Year
                                   3/31/99     Ended      Ended      Ended      Ended      Ended
                                   (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                   -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                           $37.73      $33.89     $30.79     $29.58     $26.06     $27.43
                                   -------    -------    -------    -------    -------    -------
Income from Investment
  Operations:

Investment income--net               1.02        2.19       2.04       1.80       1.64       1.47
Net realized and unrealized gain
  (loss) on investments             (0.72)       1.65       1.06      (0.59)      1.88      (2.84)
                                   -------    -------    -------    -------    -------    -------
Total from Investment Operations     0.30        3.84       3.10       1.21       3.52      (1.37)
                                   -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
  Period                           $38.03      $37.73     $33.89     $30.79     $29.58     $26.06
                                   -------    -------    -------    -------    -------    -------
                                   -------    -------    -------    -------    -------    -------
Total Return+                        0.80 %     11.33%     10.07%      4.09%     13.51%     (4.99)%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                          (0.78)%     (0.81)%    (0.81)%    (0.80)%    (0.84)%    (0.82)%
  Investment income--net             5.90 %      6.16%      6.32%      5.94%      5.95%      5.51%
Portfolio Turnover Rate+            26.98 %     71.12%     69.29%     17.14%     18.21%      8.54%
Net Assets at End of the Period
  ($1,000's)                       $186,432   $162,355   $147,139   $150,304   $140,127   $136,210

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                         INTERMEDIATE-TERM
                                                             BOND FUND
                                   --------------------------------------------------------------
                                     Six
                                   Months
                                    Ended      Year       Year       Year       Year       Year
                                   3/31/99     Ended      Ended      Ended      Ended      Ended
                                   (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                   -------    -------    -------    -------    -------    -------
Per Unit Operating Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                           $34.10      $31.55     $29.30     $28.01     $25.40     $25.95
                                   -------    -------    -------    -------    -------    -------
Income from Investment
  Operations:

Investment income--net               0.87        1.93       1.78       1.74       1.66       1.46
                                   -------    -------    -------    -------    -------    -------
Net realized and unrealized gain
  (loss) on investments             (0.51)       0.62       0.47      (0.45)      0.95      (2.01)
                                   -------    -------    -------    -------    -------    -------
Total from Investment Operations     0.36        2.55       2.25       1.29       2.61      (0.55)
                                   -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
  Period                           $34.46      $34.10     $31.55     $29.30     $28.01     $25.40
                                   -------    -------    -------    -------    -------    -------
                                   -------    -------    -------    -------    -------    -------
Total Return+                        1.06 %      8.08%      7.68%      4.61%     10.28%     (2.12)%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                          (1.14)%     (1.10)%    (1.04)%    (0.98)%    (0.98)%    (0.95)%
  Investment income--net             5.30 %      5.92%      5.86%      6.06%      6.27%      5.68%
Portfolio Turnover Rate+            28.76 %    107.30%     67.95%     13.20%     15.95%     17.92%
Net Assets at End of the Period
  ($1,000's)                       $62,106    $59,718    $68,389    $74,754    $90,482    $89,780

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                     SHORT-TERM INVESTMENT FUND
                                   --------------------------------------------------------------
                                     Six
                                   Months
                                    Ended      Year       Year       Year       Year       Year
                                   3/31/99     Ended      Ended      Ended      Ended      Ended
                                   (Unaudited) 9/30/98   9/30/97    9/30/96    9/30/95    9/30/94
                                   -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  Period                           $22.31      $21.23     $20.24     $19.31     $18.36     $17.83
                                   -------    -------    -------    -------    -------    -------
Income from Investment
  Operations:

Investment income--net               0.51        1.06       0.97       0.94       0.93       0.53
Net realized and unrealized gain
  (loss) on investments              0.00        0.02       0.02      (0.01)      0.02       0.00
                                   -------    -------    -------    -------    -------    -------
Total from Investment Operations     0.51        1.08       0.99       0.93       0.95       0.53
                                   -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
  Period                           $22.82      $22.31     $21.23     $20.24     $19.31     $18.36
                                   -------    -------    -------    -------    -------    -------
                                   -------    -------    -------    -------    -------    -------
Total Return+                        2.29 %      5.09%      4.89%      4.82%      5.17%      2.97%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                          (0.80)%     (0.80)%    (0.80)%    (0.80)%    (0.80)%    (0.80)%
  Investment income--net             4.58 %      4.89%      4.67%      4.76%      4.94%      2.92%
Decrease in above expense ratio
  due to fee waiver                  0.46 %      0.50%      0.45%      0.39%      0.34%      0.32%
Net Assets at End of the Period
  ($1,000's)                       $28,621    $32,385    $27,021    $25,668    $27,360    $29,975

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 Heidi Viceconte, First Vice President and Treasurer
                 John F. Meuser, Senior Vice President
                 Durando J. Saccente, Senior Vice President
                 Veronica A. Fisher, Vice President and Assistant Treasurer Chris R. Kaufman, Vice President
                 Stephen A. Hughes, First Vice President
                 Herbert Kuhl, Jr., C.F.A., First Vice President
                 Deborah A. Modzelewski, First Vice President
                 G. Michael Morgenroth, Second Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Administrative and Recordkeeping--Retirement System Consultants Inc.
                 Investments--Hewitt Investment Group (a Division of Hewitt Associates, LLC)

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Bank of Ireland Asset Management (U.S.) Limited
                 HLM Management Company, Inc.
                 Retirement System Investors Inc.

                 CUSTODIANS
                 ---------------------------------------------------------------
                 The Chase Manhattan Bank
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 McGladrey & Pullen, LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Swidler Berlin Shereff Friedman, LLP

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Vice Chairman
                   Charter One Financial, Inc.
                   Cleveland, OH

                 Candace Cox
                   Managing Director
                   Emerald Capital Advisors, NY, NY

                 James P. Cronin
                   President, Treasurer and Chief Executive Officer The Dime Savings Bank of Norwich, Norwich, CT

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, Auburn, ME

                 Maurice E. Kinkade
                   Director of Development
                   Maplebrook School, Amenia, NY

                 Willliam G. Lillis
                   Real Estate Consultant

                 William A. McKenna, Jr.
                   Chairman, President and Chief Executive Officer Ridgewood Savings Bank, Ridgewood, NY

                 William L. Schrauth
                   President and Chief Executive Officer
                   The Savings Bank of Utica, NY

                 William E. Swan
                   President and Chief Executive Officer
                   Lockport Savings Bank, NY

                 Raymond L. Willis
                   Private Investments

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

SEMI-ANNUAL
REPORT




[LOGO]
RSI RETIREMENT TRUST

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND


1999

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064